 AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 9, 1999



                                          SECURITIES ACT FILE NO.   333-84993
                                  INVESTMENT COMPANY ACT FILE NO.   811-09537


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]


                    Pre-Effective Amendment No.      1             [X]
                                                -----------


                    Post-Effective Amendment No.                   [ ]
                                                -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                    Amendment No.       1                          [X]
                                 ---------------


                    PREMIER CALIFORNIA MUNICIPAL INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

           c/o ROPES & GRAY, ONE INTERNATIONAL PLACE, BOSTON, MA 02110
                    (Address of Principal Executive Offices)

                                 (617) 951-7000
              (Registrant's Telephone Number, including Area Code)

                              Name and Address of
                               Agent for Service

                              John M. Loder, Esq.
                                  Ropes & Gray
                            One International Place
                        Boston, Massachusetts 02110-2624


                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box):
  [ ] when declared effective pursuant to Section 8(c)



        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                            PROPOSED MAXIMUM      PROPOSED MAXIMUM
TITLE OF SECURITIES    AMOUNT BEING         OFFERING PRICE PER    AGGREGATE OFFERING    AMOUNT OF
BEING REGISTERED       REGISTERED (1)       UNIT (1)              PRICE (1)             REGISTRATION FEE (2)
---------------------- -------------------- --------------------- --------------------- --------------------
Common Shares,            66,667             $15.00                 $1,000,005            $278
No Par Value
Per Share

(1) Estimated solely for purposes of calculating the registration fee.


(2) Previously paid.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                    PREMIER CALIFORNIA MUNICIPAL INCOME FUND

                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-2

PART A
ITEM NO.            ITEM CAPTION                                                      PROSPECTUS CAPTION

1.................  Outside Front Cover                                Front Cover Page
2.................  Inside Front and Outside Back Cover Page           Front and Back Cover Page
3.................  Fee Table and Synopsis                             Prospectus Summary; Summary of Fund
                                                                           Expenses
4.................  Financial Highlights                               Not Applicable
5.................  Plan of Distribution                               Front Cover Page; Prospectus Summary;
                                                                           Underwriting
6.................  Selling Shareholders                               Not Applicable
7.................  Use of Proceeds                                    Use of Proceeds; Investment Objective and
                                                                           Policies
8.................  General Description of the Registrant              Prospectus Summary; The Fund; Investment
                                                                           Objective and Policies; Use of
                                                                           Leverage and Related Risks; Additional
                                                                           Risk Considerations; How the Fund Manages
                                                                           Risk; Management of the Fund; Description
                                                                           of Shares; Certain Provisions in the
                                                                           Declaration of Trust
9.................  Management                                         Management of the Fund; Custodian,
                                                                           Transfer Agent, Dividend Disbursing Agent
                                                                           and Registrar
10 ...............  Capital Stock, Long-Term Debt,                     Net Asset Value; Distributions; Dividend
                    and Other Securities                                   Reinvestment Plan; Description of
                                                                           Shares; Repurchase of Common
                                                                           Shares; Conversion to Open-End Fund;
                                                                           Tax Matters
11 ...............  Defaults and Arrears on Senior Securities          Not Applicable
12 ...............  Legal Proceedings                                  Not Applicable
13 ...............  Table of Contents of the                           Table of Contents for the
                    Statement of Additional Information                    Statement of Additional Information

PART B                                                                 STATEMENT OF ADDITIONAL
ITEM NO.           ITEM CAPTION                                          INFORMATION CAPTION

14 ...............  Cover Page                                         Cover Page
15................  Table of Contents                                  Table of Contents
16 ...............  General Information and History                    Not Applicable
17 ...............  Investment Objective and Policies                  Investment Objectives and Policies;
                                                                           Miscellaneous Investment Practices
18 ...............  Management                                         Management of the Fund
19 ...............  Control Persons and Principal                      Management of the Fund
                         Holders of Securities
20 ...............  Investment Advisory and Other Services             Fund Charges and Expenses; Management
                                                                           of the Fund; Custodian; Independent
                                                                           Accountants
21 ...............  Brokerage Allocation and Other Practices           Fund Charges and Expenses; Portfolio
                                                                           Transactions
22 ...............  Tax Status                                         Tax Matters
23 ...............  Financial Statements                               Financial Statements

         THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                 SUBJECT TO COMPLETION, DATED SEPTEMBER 9, 1999


PROSPECTUS                        _____ SHARES
                    PREMIER CALIFORNIA MUNICIPAL INCOME FUND
                                  COMMON SHARES
                                $_____ PER SHARE

                           ___________________________

     INVESTMENT OBJECTIVE. The Fund is a newly organized, closed-end, nondiversified management investment company. The Fund's investment objective is to provide current income generally exempt from regular federal and California state income tax.

     At least 80% of the Fund's total assets will normally be invested in municipal bonds rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's or BBB or higher by Standard & Poor's or comparably rated by any other nationally recognized statistical rating agency), or bonds that are unrated but judged to be of comparable quality by the Fund's investment advisor. The Fund may invest up to 20% of its net assets in municipal bonds that, at the time of investment, are rated Ba or B by Moody's or BB or B by Standard & Poor's or comparably rated by any other nationally recognized statistical rating agency, or, if not rated, deemed by the Fund's investment advisor to be of comparable quality. Bonds rated Ba/BB and below are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as junk bonds. See "Investment Objective and Policies." The Fund's investments in medium and lower-quality bonds and notes involve special risks. The Fund's net asset value and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of California municipal issuers. Fluctuations in net asset value may be magnified as a result of the Fund's use of leverage, which may be considered a speculative investment technique. An investment in the Fund may not be appropriate for all investors, particularly those subject to the federal alternative minimum tax. The Fund is designed for individual investors who are residents of California for tax purposes. Closed-end fund shares often trade at a discount to their net asset value. There is no assurance that the Fund will achieve its investment objectives. See "Investment Objective and Policies."

     NO PRIOR HISTORY. Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be (continued on following page)

     THESE SECURITIES INVOLVE CERTAIN RISKS. SEE "ADDITIONAL RISK
CONSIDERATIONS" BEGINNING ON PAGE __.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                           ___________________________

                                 Per Share                 Total
Public Offering Price            $ 15.000               $__________
Sales Load                       $  0.675               $__________
Proceeds to the Fund             $ 14.325               $__________

     The underwriters are offering the common shares subject to various conditions. The underwriters may purchase up to an additional __ Common Shares at the public offering price, less the sales load, within 30 days from the date of this prospectus to cover overallotments. The underwriters expect to deliver the common shares to purchasers on or about ______, 1999 .

                           ___________________________


______, 1999

(continued from previous page)

greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. We have applied for listing of the common shares on the New York Stock Exchange, subject to notice of issuance, under the trading or "ticker" symbol "___."

         MUNICIPAL PREFERRED SHARES. The Fund intends to offer preferred shares, called "Municipal Preferred Shares." The Fund expects that the Municipal Preferred Shares will represent about 35% of the Fund's capital. The issuance of Municipal Preferred Shares will leverage your common shares, meaning that the issuance of the Municipal Preferred Shares may cause you to receive a larger return or loss on your common shares than you would have received without the issuance of the Municipal Preferred Shares. Leverage involves special risks, but also affords an opportunity for greater return. There is no assurance that the Fund's leveraging strategy will succeed. See "Use of Leverage and Related Risks" and "Description of Shares."

         The underwriters named in this prospectus may purchase up to ____ additional common shares from the Fund under certain circumstances.

         ________________ has agreed to pay (i) all organizational expenses and
(ii) offering costs (other than sales loads) that exceed $____ per common share.

         This Prospectus contains important information about the Fund. You should read the Prospectus before deciding whether to invest and retain it for future reference. A Statement of Additional Information, dated ______, 1999, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. You can review the table of contents of the Statement of Additional Information on page __ of this Prospectus. You may request a free copy of the Statement of Additional Information by calling
1-800-        . You may also obtain the Statement of Additional Information on the Securities and Exchange Commission web site (http://www.sec.gov).

         The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

         YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NEITHER THE FUND NOR THE UNDERWRITERS HAVE AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. NEITHER THE FUND NOR THE UNDERWRITERS ARE MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED. YOU SHOULD ASSUME THAT THE INFORMATION APPEARING IN THIS PROSPECTUS IS ACCURATE AS OF THE DATE ON THE FRONT COVER ONLY.

                           FORWARD-LOOKING STATEMENTS

         This prospectus includes forward-looking statements. We have based these forward-looking statements largely on our current expectations and projections about future events and financial trends affecting the financial condition of our business. These forward-looking statements are subject to a number of risks, uncertainties and assumptions about Premier California Municipal Income Fund, including, among other things:

         - general economic and business conditions, both generally and in the markets in which we invest;

         -        our investment opportunities;

         - our expectations and estimates concerning our future financial performance and financing plans;

         -        anticipated trends in our business;

         - existing and future regulations affecting investment companies like the Fund; and

         - other risk factors set forth under "Additional Risk Considerations" in this prospectus.

         In addition, in this prospectus, the words "believe," "may," "will," "estimate," "continue," "anticipate," "intent," "intend," "expect" and similar expressions, as they relate to the Fund or its management, are intended to identify forward-looking statements.

         We undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. In light of these risks and uncertainties, the forward-looking events and circumstances discussed in this prospectus may not occur and actual results could differ materially from those anticipated in the forward-looking statements.

                               PROSPECTUS SUMMARY


         This is only a summary. You should review the more detailed information contained in the Prospectus and in the Statement of Additional Information.

THE FUND..............................  Premier California Municipal Income Fund
                                        is a newly organized, closed- end,
                                        nondiversified management investment
                                        company. Throughout the Prospectus, we
                                        refer to Premier Municipal Income Fund
                                        simply as the "Fund" or as "we," "us" or "our." See "The Fund."

THE OFFERING..........................  The Fund is offering____ common shares of beneficial interest at $_____ per
                                        share through a group of underwriters
                                        (the "Underwriters") led by _________.
                                        The common shares of beneficial interest are called "Common Shares" in the rest of this Prospectus. You must purchase at least [100] Common Shares. The Fund has given the Underwriters an option to purchase up to _________ additional Common Shares to cover orders in excess of __________ Common Shares. See "Underwriting."

INVESTMENT OBJECTIVE..................  The Fund's investment objective is to provide current income generally exempt
                                        from regular federal and California
                                        state income taxes. The Fund will invest its net assets in a nondiversified portfolio of municipal bonds issued by the State of California or its political subdivisions, agencies, authorities or instrumentalities. Under normal circumstances, the Fund will invest substantially all (at least 80%) of its assets in debt obligations, the interest on which is exempt from regular federal income and California state income taxes ("California Municipal Obligations"). At least 80% of the Fund's total assets will normally be invested in Municipal Obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Services ("Standard % Poor's") or comparably rated by any other nationally recognized statistical rating organization ("Rating Agency")), or, if unrated, determined by the Advisor to be of at least investment grade quality. An investment in the Fund is not appropriate for all investors. The Fund may invest up to 20% of its total assets in municipal bonds rated Ba or B by Moody's or BB or B by Standard & Poor's or comparably rated by another Rating Agency and unrated municipal bonds considered to be of comparable quality by the Advisor. The Fund may not invest in bonds rated below B by Moody's or Standard & Poor's or comparably rated by another Rating Agency. Bonds rated Ba/BB and below are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." These risks include greater sensitivity to a general economic downturn and less secondary market trading. An investment in the Fund is not appropriate for all investors. The Fund cannot assure you that it will attain its investment objective. See "Investment Objective and Policies."

SPECIAL CONSIDERATIONS................  The Fund expects that a portion of its investments will pay interest that is
                                        taxable under the federal alternative
                                        minimum tax. If you are, or as a result
                                        of investment in the Fund would become,
                                        subject to the federal alternative
                                        minimum tax, the Fund may not be a
                                        suitable investment for you. In
                                        addition, capital gains distributions
                                        will be subject to capital gains taxes.
                                        See "Tax Matters."

PROPOSED OFFERING OF
MUNICIPAL PREFERRED
SHARES................................  Subject to market conditions, approximately one to three months
                                        after completion of this offering, the
                                        Fund intends to offer preferred shares
                                        of beneficial interest ("Municipal
                                        Preferred Shares") representing
                                        approximately 35% of the Fund's capital
                                        after their issuance. The issuance of
                                        Municipal Preferred Shares will leverage your investment in the Common Shares. Leverage involves special risks. There is no assurance that the Fund's leveraging strategy will be successful. See "Use of Leverage and Related Risks." The money the Fund obtains by selling the Municipal Preferred Shares will be invested in long-term municipal bonds which will generally pay fixed rates of interest over the life of the bond. The Municipal Preferred Shares will pay dividends based on shorter-term rates, which will be reset frequently. So long as the rate of return, net of applicable Fund expenses, on the long-term bonds purchased by the Fund exceeds Municipal Preferred Share dividend rates as reset periodically, the investment of the proceeds of the Municipal Preferred Shares will generate more income than will be needed to pay dividends on the Municipal Preferred Shares. If so, the excess will be used to pay higher dividends to holders of Common Shares ("Common Shareholders"). However, the Fund cannot assure you that the issuance of Municipal Preferred Shares will result in a higher yield on your Common Shares. Once Municipal Preferred Shares are issued, the net asset value and market price of the Common Shares and the yield to Common Shareholders will be more volatile. See "Use of Leverage and Related Risks" and "Description of Shares--Municipal Preferred Shares."


INVESTMENT ADVISOR....................  Colonial Management Associates, Inc.
                                        (the "Advisor") will be the Fund's
                                        investment advisor. The Advisor will
                                        receive an annual fee, payable monthly,
                                        in a maximum amount equal to 0.65% of
                                        the Fund's average weekly total net
                                        assets (including assets attributable to any Municipal Preferred Shares that may be outstanding). The Advisor has agreed to reimburse the Fund for fees and expenses in the amount of 0.30% of average weekly total net assets of the Fund for the first five years of the Fund's operations (through _______,
                                        2004), and for a declining amount for an additional five years (through _______,
                                        2009). The Advisor is a wholly-owned
                                        subsidiary of Liberty Funds Group LLC,
                                        which is an indirect majority-owned
                                        subsidiary of Liberty Mutual Insurance
                                        Company. See "Management of the Fund."


DISTRIBUTIONS.........................  The Fund's policy will be to make monthly distributions to Common
                                        Shareholders. Distributions to Common
                                        Shareholders cannot be assured, and the
                                        amount of each monthly distribution will vary. The initial distribution to Common Shareholders is expected to be paid approximately 60 days after the completion of this offering. See "Distributions," "Dividend Reinvestment
                                        Plan" and "Use of Proceeds."

DIVIDEND REINVESTMENT
PLAN..................................  The Fund has established a Dividend
                                        Reinvestment Plan (the "Plan"). Under
                                        the Plan, all dividend and capital gain
                                        distributions will be automatically
                                        reinvested in additional Common Shares,
                                        unless the Common Shareholder elects to
                                        receive cash. Common Shares issued under the Plan will either be purchased in the open market or, if the Common Shares are trading at or above their net asset value, newly issued by the Fund. Common Shareholders who intend to hold their Common Shares through a broker or nominee should contact their broker or nominee to determine whether or how they may participate in the Plan. See "Dividend Reinvestment Plan."

LISTING...............................  We have applied for listing of the
                                        Common Shares on the New York Stock
                                        Exchange under the trading or "ticker"
                                        symbol of "____." See "Description of
                                        Shares--Common Shares."

CUSTODIAN AND TRANSFER
AND DIVIDEND DISBURSING
AGENT.................................  The Chase Manhattan Bank will serve as custodian of the Fund's assets.
                                        EquiServe will serve as the Fund's
                                        transfer and dividend disbursing agent.
                                        See "Custodian, Transfer Agent, Dividend
                                        Disbursing Agent and Registrar."

MARKET PRICE OF SHARES................  Shares of closed-end investment companies frequently trade at prices
                                        lower than their net asset value. Shares of closed-end investment companies like the Fund that invest predominantly in municipal bonds have sometimes traded at prices higher than net asset value and at other times have traded at prices lower than net asset value. The Fund cannot assure you that Common Shares will trade at a price higher than net asset value in the future. Net asset value will be reduced immediately following the offering by the sales load and the amount of the organization and offering expenses paid by the Fund. See "Use of Proceeds." In addition to net asset value, market price may be affected by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality and liquidity and market supply and demand. See "Use of Leverage and Related Risks," "Additional Risk Considerations,"
                                        "Description of Shares," "Repurchase of
                                        Fund Shares; Conversion to Open-End
                                        Fund" and the Statement of Additional
                                        Information under "Repurchase of Fund
                                        Shares; Conversion to Open-End Fund."
                                        The Common Shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for trading purposes.

SPECIAL RISK CONSIDERATIONS...........  No Operating History. The Fund is a
                                        newly organized closed-end investment
                                        company with no history of operations.

                                        Interest Rate and Market Risk. When
                                        market interest rates fall, bond prices
                                        generally rise, and vice versa. Interest rate risk is the risk that the municipal bonds in the Fund's portfolio will decline in value because of increases in market interest rates. The prices of longer-term bonds fluctuate more than prices of shorter-term bonds as interest rates change. Conversely, the values of lower-rated securities are less likely than higher-quality debt securities to fluctuate inversely with changes in interest rates. Because the Fund will invest primarily in long-term bonds, the Common Share net asset value and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in shorter-term bonds. Market risk is often greater among certain types of debt securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of debt securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities. The Fund's use of leverage, as described below, will tend to increase Common Share interest rate risk.

                                        Lower-Rated Securities. The Fund may
                                        invest in municipal bonds rated Ba or B
                                        by Moody's or BB or B by Standard &
                                        Poor's or comparably rated by another
                                        Rating Agency or unrated but judged by
                                        the Advisor to be of comparable quality.
                                        These bonds generally involve greater
                                        risk of nonpayment of principal and
                                        interest than securities in higher
                                        rating categories. The possibility of
                                        defaults by or bankruptcies of issuers
                                        of securities cause, in part, this
                                        principal and interest risk and may
                                        result in nonpayment of principal or
                                        interest or restructuring of the debt
                                        obligation and, possibly, a reduction in the Fund's net asset value. The medium and lower-quality municipal obligations in which the Fund will invest are speculative to varying degrees. While such securities may have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions are expected to outweigh such characteristics. Municipal bonds rated Ba/BB or below are regarded as predominantly speculative in character. With respect to lower rated or unrated tax-exempt securities, the Fund will rely more on the judgment, analysis and experience of the Advisor than for rated securities.

                                        In evaluating the creditworthiness of an issue, whether rated or unrated, the Advisor may consider, among other things, the following factors:

                                      - the issuer's financial resources;

                                      - the issuer's sensitivity to economic
                                        conditions and trends;

                                      - any operating history of and the
                                        community support for the facility, if
                                        any, financed by the issue;

                                      - the ability of the issuer's
                                        management; and

                                      - regulatory matters.

                                        Income Risk. The income investors
                                        receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long-term. If interest rates drop, investors' income from the Fund over time could drop as well if the Fund purchases securities paying lower rates of interest. This risk is magnified when prevailing short-term interest rates increase and the Fund holds residual interest municipal bonds.

                                        Call Risk. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace the called security with a lower yielding security. If that were to happen, it would decrease the Fund's dividends.

                                        Credit Risk. Credit risk is the risk
                                        that one or more municipal bonds in the
                                        Fund's portfolio will decline in price,
                                        or fail to pay interest or principal
                                        when due, because the issuer of the bond experiences a decline in its financial status. The Fund expects to invest in medium- and lower-rated or unrated municipal bonds. The prices of these medium- and lower-rated bonds are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher-rated securities.

                                        Liquidity Risk. The Fund may invest in
                                        securities for which there is no readily available trading market or which are otherwise illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell them if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, this limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund's net asset value and ability to make dividend distributions.

                                        Leverage Risk. The use of leverage
                                        through the issuance of preferred shares by the Fund creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to use leverage to provide the holders of Common Shares with a potentially higher return. Leverage creates risks for holders of Common Shares, including the likelihood of greater volatility of the net asset value and market price of the Common Shares and the risk that fluctuations in dividend rates on any preferred shares may affect the return to Common Shareholders. It is anticipated that preferred share dividends will be based on the yields of short-term municipal obligations, while the proceeds of any preferred share offering will be invested in longer-term municipal obligations, which typically have higher yields. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Advisor in its best judgment may nevertheless determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. Investment by the Fund in residual interest municipal bonds may amplify the effects of leverage and, during periods of rising short-term interest rates, may adversely affect the Fund's income and distributions to Common Shareholders. In addition, under current federal income tax law, the Fund is required to allocate a portion of any net realized capital gains or other taxable income to holders of preferred shares. The terms of any preferred shares are expected to require the Fund to pay to any preferred shareholders additional dividends intended to compensate the preferred shareholders for taxes payable on any capital gains or other taxable income allocated to the preferred shares. Any such additional dividends will reduce the amount available for distribution to the Common Shareholders. As discussed under "Management of the Fund," the fee paid to the Advisor will be calculated on the basis of the Fund's average daily net assets, including proceeds from the issuance of preferred shares, so the fees will be higher when leverage is utilized. See "Investment Objective, Policies and Risks--Use of Leverage and Related Risks."

                                        The Fund currently intends to seek an
                                        investment grade rating on any preferred shares from one or more rating agencies. The Fund may be subject to investment restrictions of one or more rating agencies as a result. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "Investment Company Act" or "1940 Act"). It is not anticipated that these covenants or guidelines will impede the Advisor in managing the Fund's portfolio in accordance with its investment objective and policies. See "Description of Shares--Municipal
                                        Preferred Shares."

                                        Financial leverage may also be achieved
                                        through the purchase of certain
                                        derivative instruments. The Fund's use
                                        of residual interest municipal bonds and futures contracts expose the Fund to special risks. Such transactions may result in the Fund earning taxable income or gains. See "Investment Objectives and Policies."

                                        Municipal Bond Market Risk. The amount
                                        of public information available about
                                        the municipal bonds in the Fund's
                                        portfolio is generally less than that
                                        for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Advisor than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below investment grade bonds in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices.

                                        Concentration in California Issuers. The
                                        Fund's policy of investing primarily in
                                        municipal obligations of issuers located in California makes the Fund more susceptible to adverse economic, political or regulatory occurrences affecting such issuers.

                                        Nondiversification. The Fund has
                                        registered as a "nondiversified"
                                        investment company under the 1940 Act.
                                        For federal income tax purposes, the
                                        Fund, with respect to up to 50% of its
                                        total assets, will be able to invest
                                        more than 5% (but not more than 25%) of
                                        the value of its total assets in the
                                        obligations of any single issuer. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

                                        Alternative Minimum Tax and Other Tax
                                        Considerations. Interest on certain
                                        "private activity" municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, for corporations, income subject to the AMT includes interest on all tax-exempt obligations. There is no specific limitation on the amount of the Fund's assets that may be invested in municipal obligations that pay interest that is treated as a tax preference item. Accordingly, an investment in the Fund may not be appropriate for investors who are already subject to the AMT or who would become subject thereto as a result of owning Common Shares. Moreover, distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. See "Distributions" and "Tax Matters."

                                        Anti-takeover Provisions. The Agreement
                                        and Declaration of Trust of the Fund
                                        (the "Declaration of Trust") includes
                                        provisions that could limit the ability
                                        of other entities or persons to acquire
                                        control of the Fund or convert the Fund
                                        to open-end status. These provisions of
                                        the Declaration of Trust could have the
                                        effect of depriving the Common
                                        Shareholders of opportunities to sell
                                        their Common Shares at a premium over
                                        their then current market price.

                            SUMMARY OF FUND EXPENSES

         The following table assumes the issuance of Municipal Preferred Shares in an amount equal to 35% of the Fund's capital (after their issuance), and shows Fund expenses both as a percentage of net assets attributable to Common Shares and as a percentage of total net assets.

                                                 Percentage of Total Net Assets
Shareholder Transaction Expenses
  Sales Load Paid by You (as a percentage of
  offering price) ............................                4.50%
Dividend Reinvestment Plan Fees ..............                None

                                                Percentage of Net
                                               Assets Attributable    Percentage of
                                                 to Common Shares    Total Net Assets
                                               -------------------   ----------------
Annual Expenses
  Management Fees                                 1.00%                   .65%
  Fee and Expense Reimbursement (Years 1-5)      (0.46%)*                (.30%)*
                                                  ----                    ---

Net Management Fees                                .54%*                  .35%*
Other Expenses                                        %                      %
                                                  ====                    ===
Total Net Annual Expenses                             %                      %*
                                                  ====                    ===

-------

* The Advisor has agreed to reimburse the Fund for fees and expenses in the following amounts, expressed as a percentage of average weekly net assets: 0.30% for the first 5 years of the Fund's operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. Without the reimbursement, "Total Net Annual Expenses" would be estimated to be ___% of average weekly total net assets and ____% of average weekly net assets attributable to Common Shares. The Advisor has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales loads) that exceed $____ per Common Share (___% of offering price).

         The purpose of the table above is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues____ Common Shares. See "Management of the Fund" and "Dividend Reinvestment Plan."

         The following example illustrates the expenses (including the sales load of $__) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of ___% of net assets attributable to Common Shares and ___% of total net assets in years 1 through 5, increasing to ____% and ___%, respectively, in year 10 and (2) a 5% annual return: (l)

      Expenses Based on a Percentage of           1 Year  3 Year  5 Years  10 Years (2)
      ---------------------------------           ------  ------  -------  ------------
Net Assets Attributable to Common Shares.....     $        $       $           $
                                                  ----     ----    ----        ----
Total Net Assets.............................     $        $       $           $
                                                  ----     ----    ----        ----

(1) The example should not be considered a representation of future expenses. The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate, that the reimbursement of fees and expenses decrease as described in note 2 below and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2) Assumes reimbursement of fees and expenses of 0.25% of average weekly net assets in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. The Advisor has not agreed to reimburse the Fund for any portion of its fees and expenses beyond _______, 2009.


                                    THE FUND


         The Fund is a recently organized, closed-end, nondiversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Massachusetts business trust on August 10, 1999, pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at One Financial Center, Boston, MA 02111, and its telephone number is (617) 426-3750.



                                 USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately $___________ ($___________ if the Underwriters exercise the overallotment option in full) after payment of the estimated organization and offering costs. The Advisor has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales loads) that exceed $____ per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in municipal bonds that meet its investment objective and policies within [three months] after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt securities.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is to provide current income exempt from regular federal and California state income taxes. This income will be earned by investing primarily in investment grade municipal obligations issued by the State of California or its political subdivisions, agencies, authorities and instrumentalities. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on the Advisor's research and ongoing credit analysis, the underlying materials for which are generally not available to individual investors. The Fund is designed for investors who are residents of California for tax purposes.

         During normal market conditions, substantially all of the Fund's total assets (at least 80%) will be invested in debt obligations, the interest on which is exempt from regular federal income tax and California state personal income taxes ("California Municipal Obligations"). At least 80% of the Fund's total assets will normally be invested in California Municipal Obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Services ("Standard & Poor's")) or comparably rated by any other nationally recognized statistical rating organization ("Rating Agency")) or, if unrated, determined by the Advisor to be of at least investment grade quality. From time to time, the Fund may hold a significant amount of Municipal Obligations not rated by a Rating Agency. When the Fund invests in lower-rated or unrated California Municipal Obligations, it may be more dependent on the Advisor's research capabilities than when it invests in higher-rated California Municipal Obligations.

         The Fund may invest up to 20% of its total assets in Municipal Obligations rated Ba or B by Moody's or BB or B by Standard & Poor's and unrated Municipal Obligations considered to be of comparable quality by the Advisor. The Fund may not invest in bonds rated below B or unrated bonds deemed by the Advisor to be of comparable quality. Investment in Municipal Obligations of below investment grade quality involves special risks as compared with investment in higher grade Municipal Obligations. These risks include greater sensitivity to a general economic downturn and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds." Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed. See "Additional Risk Considerations." For a description of municipal bond ratings, see Appendix A to the Statement of Additional Information.

         The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Advisor may consider such factors as the Advisor's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

         Municipal Obligations, including California Municipal Obligations, include bonds, notes and commercial paper issued by municipalities for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds from an anticipated bond issue, tax revenue or facility revenue, respectively.

         Some of the securities in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

         Until such time as the Fund is fully invested (approximately two to three months after the completion of this offering), the Fund may invest up to 20% of its net assets in inverse floating rate municipal bonds (which are bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index) ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Investment in inverse floaters may amplify the effects of the Fund's use of leverage. Should short-term interest rates rise, the combination of the Fund's investment in inverse floaters and its use of leverage likely will adversely affect the Fund's income and distributions to Shareholders. The Fund does not intend to invest in inverse floaters once it becomes fully invested.

         The Fund may purchase Municipal Obligations that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by Standard & Poor's, but may also be obtained from insurers rated Aa or A by Moody's or AA or A by Standard & Poor's, or comparably rated by another Rating Agency. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

         Interest income from certain types of Municipal Obligations may be a tax preference item for purposes of the federal alternative minimum tax (the "AMT") for individual investors. Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT. The Fund may not be suitable for investors currently or who may become subject to the AMT.

         The Fund has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information which may not be changed without a Shareholder vote. Except for such restrictions and the requirement that 80% of the Fund's total assets be invested in California Municipal Obligations set forth above, the investment objectives and policies of the Fund may be changed by the Board of Trustees without shareholder action.

         In addition to investing in Municipal Obligations, the Fund may attempt to hedge against changes in interest rates by engaging in transactions involving interest rate futures contracts ("financial futures"), index futures and options on financial futures, tax-exempt indices and index futures, as a hedge against changes in interest rates. See "Investment Objective and Policies--Hedging Activities." The costs of and possible losses incurred from such transactions may reduce the Fund's current return.

         The Fund may also purchase securities on a "when-issued" basis, enter into repurchase agreements and invest in other taxable instruments, subject to certain limitations. See "Investment Objective and Policies--Forward Commitments," "Investment Objective and Policies--Repurchase Agreements" and "Investment Objective and Policies--Temporary and Defensive Investments."

DESCRIPTION OF MUNICIPAL OBLIGATIONS

         As used in this Prospectus, the term "Municipal Obligations" refers to debt obligations the interest on which was at the time of issuance, in the opinion of bond counsel to the issuer, exempt from federal income tax (other than the possible incidence of any alternative minimum tax ("AMT")). (For a description of the federal AMT, see "Tax Matters--Federal Income Tax Matters.") The term "California Municipal Obligations" refers to Municipal Obligations that are also exempt from California state income taxes. California Municipal Obligations include debt obligations issued by the State of California or any political subdivision thereof, or any other municipal debt obligations the interest on which is exempt from federal and California state income taxes, to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, mass transportation, roads, schools and water and sewer works or for other public purposes. Interest on industrial development bonds used to fund the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities may also be exempt from federal and/or California state income taxes, but the size of such issues is limited under current federal tax law. The Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or private activity bonds or for "related persons" of substantial users. See "Tax Matters" in this Prospectus and "Tax Matters" in the Statement of Additional Information. [The Fund has no present intention of investing in Municipal Obligations the interest on which is not exempt from federal income tax (other than the possible incidence of any AMT).] The Advisor will not, in any event, conduct any independent investigation as to the tax status of any securities in which the Fund invests or of the issuers of such securities.

         The two principal classifications of Municipal Obligations are general obligation bonds and revenue bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt industrial development bonds and private activity bonds also generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit quality of industrial development bonds and private activity bonds is usually directly related to the credit of the corporate user of the facilities. Payment of principal of and interest on industrial development bonds and private activity bonds is the responsibility of the corporate user (and any guarantor).

         Prices and yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, the financial condition of the issuer, general conditions in the tax-exempt bond market, the size of a particular offering, the maturity of the obligation and the ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of Municipal Obligations may not be as extensive as that which is made available by corporations whose securities are publicly traded.

         The ratings of Moody's, Standard & Poor's and other Rating Agencies represent their opinions and are not absolute standards of quality. Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield.

         Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their Municipal Obligations may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Obligations or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's Municipal Obligations in the same manner.

         Some of the securities in which the Fund invests may include "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Because the Fund is required to distribute substantially all of its income for each taxable year, the Fund may have to sell other investments to obtain cash needed to make income distributions.

         Until such time as the Fund is fully invested (approximately two to three months after the completion of this offering), it may invest up to 20% of its net assets in residual interest municipal bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Investment in inverse floaters may amplify the effects of the Fund's use of leverage. Should short-term interest rates rise, the combination of the Fund's investment in inverse floaters and its use of leverage likely will adversely affect the Fund's income and distributions to Shareholders. The Fund does not intend to invest in inverse floaters once it becomes fully invested.

         [Investments are based on the Advisor's research and ongoing credit analysis, the underlying materials for which are generally not available to individual investors. The Advisor seeks to find Municipal Obligations that have been undervalued in the marketplace. The Advisor's research specialists examine credit histories, revenue sources, total debt histories, capital structures and other data. This research capability is important because many obligations in which the Fund will invest will not be rated or listed on a national securities exchange, and the amount of public information available about such securities will be limited. The Fund intends to emphasize the research that is critical to discovering value while avoiding undue credit risk. The Fund will attempt to enhance performance opportunities by seeking to remain fully invested.]

         The Fund may purchase Municipal Obligations that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by Standard & Poor's, but may also be obtained from insurers rated Aa or A by Moody's or AA or A by Standard & Poor's, or comparably rated by another Rating Agency. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Fund's shares.

         Interest income from certain types of Municipal Obligations may be a tax preference item for purposes of the federal alternative minimum tax (the "AMT") for individual investors. Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT. The Fund may not be suitable for investors currently or who may become subject to the AMT.

HEDGING ACTIVITIES

         Hedging is a means of transferring risk that an investor does not desire to assume. The Advisor believes it is possible to reduce or enhance the effects of interest rate fluctuations through the use of futures contracts and options on financial instruments.

         The Fund may purchase and sell financial futures and tax-exempt bond index futures contracts ("index futures") to hedge against changes caused by changing interest rates, in the market value of Municipal Obligations in its portfolio or that it intends to acquire. In order to hedge, the Fund may also purchase and write put and call options on financial futures, tax-exempt bond indices and index futures. The costs of and possible losses incurred from these transactions may reduce the Fund's current return.

         Income earned by the Fund from its hedging activities will be treated as capital gain in the Fund's hands and, if not offset by net realized capital losses, will be distributed to shareholders in taxable distributions. See "Tax Matters--Federal Income Tax Matters."

         The Fund will not engage in transactions in futures contracts or related options for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities in its portfolio or that it intends to acquire. In addition, the Fund will not purchase or sell futures contracts or purchase or sell related options if immediately thereafter the sum of the amount of its initial margin deposits on its existing futures and related options positions and premiums paid for related options would exceed 5% of its total assets (taken at current value). In instances involving the purchase or sale of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash or liquid high-grade debt securities equal to the underlying commodity value of the futures contracts and options (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian to collateralize the position and thereby ensure that the use of such futures contracts and options is unleveraged.

         The Fund might not employ any of the hedging strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a hedging strategy for the Fund, the Fund might have been in a better position if it had not entered into the position at all. Also, suitable hedging transactions may not be available in all circumstances or, if available, effective.

         Financial Futures. In connection with its hedging activities, the Fund may engage in transactions involving financial futures. A financial future is a contract that obligates the seller to deliver and the purchaser to take delivery of a specified type of financial instrument at a specified future time and at a specified price. Although financial futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract purchase or sale is effected by entering into an offsetting transaction. Financial futures trade on boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission. Financial futures trade on these markets in a manner that is similar to the way a stock trades on a stock exchange. The boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are financial futures based on long-term U.S. Treasury bonds, U.S. Treasury notes, Government National Mortgage Association ("GNMA") certificates, three-month U.S. Treasury bills and three-month domestic bank certificates of deposit. The Fund expects other financial futures to be developed and traded. The Fund expects to engage in transactions involving financial futures if, in the opinion of the Advisor, they are appropriate hedging instruments for the Fund.

         The sale of financial futures by the Fund is for the purpose of hedging the Fund's holdings of long-term debt securities. In the event of a rise in interest rates, the value of the Fund's short position in financial futures would increase at approximately the same rate as the value of the long-term bonds in its portfolio would decline, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

         If, on the other hand, interest rates were expected to decline, the Fund might purchase futures contracts and thus take advantage of the anticipated rise in the value of long-term securities. In such an event, the futures contracts could be liquidated and the Fund's cash reserves could be raised to buy long-term securities in the cash market.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the sale or purchase of a financial future. The Fund will initially be required to deposit with the Fund's custodian an amount of "initial margin" of cash or U.S. Treasury bills equal to a small percentage of the contract amount. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin on financial futures does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the financial future, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called maintenance margin, will be made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the financial future more or less valuable, a process known as "marking to market." For example, when the Fund has sold a financial future and the price of the underlying debt security has declined, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase. Conversely, where the Fund has sold a financial future and the price of the underlying debt security has increased, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the financial future, the Fund may elect to close the position by taking an opposite position in the financial future. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While financial futures based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the financial future is terminated by entering into an offsetting transaction. An offsetting transaction for a financial future sale is effected by the Fund entering into a financial future purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss.

         There are several risks in connection with the use of financial futures by the Fund as a hedging device. One risk may arise because of the imperfect correlation between movements in the price of the financial future and movements in the price of the debt securities that are the subject of the hedge. Financial futures based on U.S. Government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a similar fashion to the underlying U.S. Government securities and GNMA certificates. To the extent, however, that the Fund enters into financial futures on other than Municipal Obligations, there is a possibility that the value of such financial futures would not vary in direct proportion to the value of the Fund's holdings of Municipal Obligations.

         Another result of the imperfect correlation between movements in the prices of the financial future and of the debt securities being hedged is that the price of the financial future may move more or less than the price of the debt securities being hedged. If the price of the financial future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage will be partially offset by the futures contract. If the price of the financial future moves more than the price of the security, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the prices of the debt securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of related financial futures, the Fund may purchase or sell financial futures in a greater or lesser dollar amount than the dollar amount of the securities being hedged.

         The market prices of financial futures may be affected by several factors other than interest rates. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close financial futures through offsetting transactions, which could distort the normal relationship between the debt securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and the imperfect correlation between movements in the prices of debt securities and movements in the prices of related financial futures, a correct forecast of interest rate trends by the Fund's investment advisor may still not result in a successful hedging transaction.

         Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intends to engage in futures transactions only on exchanges or boards of trade where there appear to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin.

         Options on Financial Futures. The Fund may also purchase and sell put and call options on financial futures which are traded on a U.S. exchange or board of trade or over the counter and enter into closing transactions with respect to such options to terminate an existing position. The purchase of put options on financial futures is analogous to the sale of futures so as to hedge the Fund's portfolio of debt securities against the risk of rising interest rates. The purchase of call options on financial futures is analogous to the purchase of futures contracts and represents a means of obtaining exposure to market appreciation at limited risk.

         The Fund may write call options on futures contracts, which constitutes a partial hedge against any declining price of long-term debt securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities. If the futures price at expiration exceeds the exercise price, the Fund will ordinarily realize a loss equal to the amount of such excess.

         The Fund may write put options on futures contracts, which constitutes a partial hedge against an increase in the price of long-term debt securities when the Fund is not fully invested. If the futures price at expiration is above the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the market price of long-term debt securities. If the futures price at expiration is less than the exercise price, the Fund will ordinarily realize a loss equal to the difference between the futures price and the exercise price.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash in an amount equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date. Currently options can be purchased or written with respect to futures contracts on U.S. Treasury bonds and notes on the Chicago Board of Trade. The holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

         Several special risks relate to transactions in options on futures. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Compared to the sale of financial futures, the purchase of put options on financial futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a put option on a financial future would result in a loss to the Fund when the sale of a financial future would not, such as when there is no movement in the price of debt securities.

         An option position may be closed out only on an exchange or board of trade that provides a secondary market for an option of the same series. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange or board of trade may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon closing out the futures positions acquired pursuant to the exercise of such option.

         Reasons for the absence of a liquid secondary market on an exchange or board of trade or over the counter include the following:

         -        there may be insufficient trading interest in certain options;

         - restrictions may be imposed by an exchange or board of trade on opening transactions or closing transactions or both;

         - trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options;

         - unusual or unforeseen circumstances may interrupt normal operations on an exchange or board of trade;

         - the facilities of an exchange or board of trade or the Options Clearing Corporation (the "Clearing Corporation") may not at all times be adequate to handle current trading volume; or

         - one or more exchanges or boards of trade could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange or board of trade (or in that class or series of options) would cease to exist, although outstanding options on that exchange or board of trade which had been issued by the Clearing Corporation as a result of trades on that exchange or board of trade could continue to be exercisable in accordance with their terms.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Clearing Corporation inadequate, and thereby result in the institution by an exchange or board of trade of special procedures that may interfere with the timely execution of customers' orders.

         Tax-Exempt Bond Index Transactions. The Fund anticipates utilizing tax-exempt bond index futures as a hedge against changes in the market value of the Municipal Obligations in its portfolio or which it intends to acquire. A tax-exempt bond index assigns relative values to the Municipal Obligations included in the index. A tax-exempt bond index fluctuates with changes in the market values of the Municipal Obligations included in the index. An index future is a bilateral agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of a trading day of the contract and the price at which the future was originally written. An index future has similar characteristics to financial futures discussed above except that settlement is made through delivery of cash rather than the underlying securities.

         The Fund's strategies in employing index futures will be similar to the strategies involved in financial futures transactions. Tax-exempt bond index futures transactions also will be subject to risks similar to those described above with respect to financial futures, except that the correlation between movements in the price of a futures contract and movements in the price of the Fund's portfolio securities is likely to be higher for tax-exempt index futures than for financial futures.

         The Fund may also purchase and write put and call options on tax-exempt bond indices and on tax-exempt bond index futures and enter into closing transactions with respect to such options. An option on an index gives the holder the right to receive cash upon exercise of the option in an amount equal to a specified multiple times the amount by which the fixed exercise price of the option exceeds, in the case of a put, or is less than, in the case of a call, the closing value of the underlying index on the date of exercise. An option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than to sell (in the case of a put option) or buy (in the case of a call option) a debt instrument at a specified exercise price at any time during the period of the option. Upon exercise of the put option, the delivery of the futures position by the holder of the option to the writer of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the put option on the index future.

FORWARD COMMITMENTS

         New issues of Municipal Obligations are often purchased on a "when-issued" or delayed delivery basis. The payment obligations and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will not begin earning interest on such securities, however, until the securities are scheduled for settlement. The Fund may enter into such "forward commitments" if it holds and maintains until the settlement date, in a segregated account, cash or liquid securities which are "marked to market" daily in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the Municipal Obligation to be purchased declines prior to the settlement date. Such a decline in value could result from, among other things, changes in the level of interest rates or other market factors. This risk is in addition to the risk of decline in the value of the Fund's other assets. Although the Fund generally will enter into forward commitments with the intention of acquiring Municipal Obligations for its portfolio, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize capital gain or loss upon the sale of forward commitments. Any such gains, if not offset by net realized capital losses, will be distributed to shareholders in taxable distributions.

REPURCHASE AGREEMENTS

         The Fund may purchase U.S. Government securities and concurrently enter into so-called "repurchase agreements" with the seller, usually a bank or broker-dealer, whereby the seller agrees to repurchase such securities at the Fund's cost plus interest within a specified time (normally one day). While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Fund will follow procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with the member banks of the Federal Reserve System and registered broker-dealers having creditworthiness substantially equivalent to that of the issuers of investment grade debt securities. In addition, the Fund's repurchase agreements will require that the Fund receive collateral which must always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a seller, the Fund will seek to liquidate such collateral. However, the exercise of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

INVESTMENT COMPANY SECURITIES

         The Fund may purchase common shares of closed-end investment companies that have a similar investment objectives and policies to the Fund. In addition to providing tax-exempt income, such securities may provide capital appreciation. Such investments, which may also be leveraged and subject to the same risks as the Fund, will not exceed 10% of the Fund's total assets, and no such company will be affiliated with the Advisor.
These companies bear fees and expenses that the Fund will incur indirectly.

TEMPORARY AND DEFENSIVE INVESTMENTS

         A portion of the Fund's assets will be held in cash or invested in short-term securities for day-to-day operating purposes. It is the intention of the Fund that short-term investments will also be invested in securities exempt from U.S. regular federal and California state income taxes. However, if such securities are not available or if they are available only on a when-issued basis, the Fund may invest up to 20% of its assets in short-term obligations of the U.S. Government. In such situations, the Fund may also invest in repurchase agreements or short-term notes and obligations rated A-1+ of banks that have or whose parent holding companies have long-term debt ratings of Aaa/AAA or of corporations with long-term debt ratings of Aaa/AAA, the interest on all of which is not exempt from federal or California state income taxes. Notwithstanding the foregoing, the Fund may temporarily invest more than 20% of its assets in such taxable obligations for defensive purposes. The ability of the Fund to invest in securities other than tax-exempt securities (as well as its ability to enter into repurchase agreements) is limited, however, by a requirement of the Internal Revenue Code of 1986, as amended (the "Code"), that at least 50% of its total assets be invested in tax-exempt securities at the end of each quarter in order to pass through to shareholders the Federal income tax exemption for dividends derived from net investment income on tax-exempt securities. See "Tax Matters--Federal Taxation of Shareholders."


                        USE OF LEVERAGE AND RELATED RISKS

         The Fund expects to use leverage through the issuance of Municipal Preferred Shares. The Fund initially intends to use leverage of approximately 35% of its total assets (including the amount obtained through leverage). The Fund generally will not use leverage if the Advisor anticipates that it would result in a lower return to Common Shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

         Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of the net asset value and market price of the Common Shares. There is a risk that fluctuations in the dividend rates on any Municipal Preferred Shares may adversely affect the return to the holders of the Common Shares. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced or eliminated. The Advisor in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. Investment by the Fund in inverse floaters may amplify the effects of leverage and, during periods of rising short-term interest rates, may adversely affect the Fund's income and distributions to Common Shareholders. During periods in which the Fund is using leverage the fees paid to the Advisor for investment advisory and administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including proceeds from the issuance of preferred shares.

         Capital raised through leverage will be subject to dividend payments which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on Common Shares or to engage in other activities. The issuance of a class of preferred shares having priority over the Fund's Common Shares creates an opportunity for greater return per Common Share, but at the same time such leveraging is a speculative technique in that it will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with the offering proceeds exceed the cost of issuing additional classes of securities (and other Fund expenses), the use of leverage will diminish the investment performance of the Fund's Common Shares compared with what it would have been without leverage.

         The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies which may issue ratings for any preferred shares issued by the Fund. These guidelines may impose asset coverage and Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Advisor from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

         Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to maintain asset coverage of any preferred shares of at least 200%. In addition, under current federal income tax law, the Fund is required to allocate a portion of any net realized capital gains or other taxable income to holders of preferred shares. The terms of any preferred shares are expected to require the Fund to pay to any preferred shareholders additional dividends intended to compensate the preferred shareholders for taxes payable on any capital gains or other taxable income allocated to the preferred shares. Any such additional dividends will reduce the amount available for distribution to the Common Shareholders. If the Fund has preferred shares outstanding, two of the Fund's Trustees will be elected by the holders of preferred shares voting as a separate class. The remaining Trustees will be elected by holders of Common Shares and preferred shares voting together as a single class. In the event the Fund failed to pay dividends on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the dividends are paid.

         The Fund is required to meet certain distribution requirements in order to qualify for federal income taxation as a "regulated investment company" and in order to avoid corporate level income and excise tax. To the extent dividends on any preferred shares do not meet these requirements, the remainder must be distributed to the holders of the Common Shares.

         The Fund's willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on the Advisor's ability to correctly predict interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

         Assuming the utilization of leverage in the amount of 35% of the Fund's total assets and an annual dividend rate on preferred shares of [___%] payable on such leverage based on market rates as of the date of this Prospectus, the additional income that the Fund must earn (net of expenses) in order to cover such dividend payments would be [___%]. The Fund's actual cost of leverage will be based on market rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

         The following table is designed to illustrate the effect on the return to a holder of the Fund's Common Shares of leverage in the amount of approximately 35% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assuming Portfolio Return (net of expenses)................  (10%)     (5%)     0%      5%     10%
Corresponding Share Return Assuming 35%
       Leverage ...........................................  (____%)   (___%)   (__%)   ___%   __%

         If the Fund issues Municipal Preferred Shares, the ability of the Fund to take certain actions or enter into certain transactions, such as transactions in which other entities or persons acquire control of the Fund or convert the Fund to open-end status, may be limited. See "Description of Shares--Municipal Preferred Shares."

         Unless and until the Fund issues preferred shares, the Common Shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Shares cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund's investment objectives and policies.


                         ADDITIONAL RISK CONSIDERATIONS

         CERTAIN RISKS ASSOCIATED WITH INVESTMENTS IN CALIFORNIA MUNICIPAL OBLIGATIONS. Since the Fund will invest primarily in California Municipal Obligations, the performance of the Fund is especially affected by factors pertaining to the California economy and other factors specifically affecting the ability of issuers of California Municipal Obligations to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in a number of different states. The ability of state, county, or local governments or other issuers of California Municipal Obligations to meet their obligations will depend primarily on the availability of tax and other revenues to those entities and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of California Municipal Obligations may be affected from time to time by economic, political and demographic conditions. In addition, constitutional or statutory restrictions may limit an issuers power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of California Municipal Obligations may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in California or elsewhere. Any reduction in the actual or perceived ability of an issuer of California Municipal Obligations to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of other California Municipal Obligations as well. For a more detailed description of these and other risks affecting investment in California Municipal Obligations, see Appendix B to the Statement of Additional Information --"Special Considerations Relating to California."

         The State of California and other California public bodies have in the past experienced financial difficulties and may continue to do so. Such difficulties could have an adverse effect on the ability (or the perceived ability) of issuers of certain California Municipal Obligations to meet their obligations on such securities. If that were the case, the ratings of certain California Municipal Obligations held by the Fund could be downgraded and the values of such securities could decline. In recent years, the ratings of a number of California Municipal Obligations have been downgraded in response to fiscal and economic factors affecting their issuers.

         INTEREST RATE AND MARKET RISK. The prices of Municipal Obligations tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the Municipal Obligations owned by the Fund would cause a decline in the net asset value of the Fund, which could adversely affect the trading price of the Fund's Common Shares. This risk is usually greater among Municipal Obligations with longer maturities or durations and when inverse floaters are held by the Fund. Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that it will invest in a portfolio of longer-term securities. This means that the Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Conversely, the values of lower-quality securities are less likely than higher-quality securities to fluctuate inversely with changes in interest rates. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

         Until such time as the Fund is fully invested (approximately two to three months after the completion of the offering), the Fund may invest to a significant extent in inverse floaters. Compared to similar fixed rate Municipal Obligations, the value of inverse floaters will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on inverse floaters will fluctuate in response to changes in prevailing short-term interest rates. Thus, when inverse floaters are held by the Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of the Fund's shares. To the extent that the Fund has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Fund's income available for distribution. The Fund does not intend to invest in inverse floaters once it becomes fully invested.

         LOWER-RATED SECURITIES. Municipal Obligations in the medium and lower rating categories of Rating Agencies or that are unrated generally involve greater risk of nonpayment of principal and interest than securities in higher rating categories. The Fund may invest up to 20% of its net assets in Municipal Obligations that, at the time of investment, are rated Ba or B by Moody's or BB or B by Standard & Poor's, or considered to be of comparable quality by another Rating Agency, or unrated Municipal Obligations judged to be of comparable quality by the Advisor. The possibility of defaults by or bankruptcies of issuers of securities causes, in part, this principal and interest risk and may result in nonpayment of principal or interest or restructuring of the debt obligation and, possibly, a reduction in the Fund's net asset value. The medium and lower-quality Municipal Obligations in which the Fund may invest are speculative to varying degrees. While such securities may have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions are expected to outweigh such characteristics. In addition, the values of lower-quality securities may be more susceptible to real or perceived adverse economic conditions than higher-grade securities. Municipal obligations in the lower rating categories are regarded as predominantly speculative in character. With respect to lower-rated or unrated Municipal Obligations, the Fund will rely more on the judgment, analysis and experience of the Advisor than for rated securities.

         In evaluating the creditworthiness of a Municipal Obligation whether rated or unrated, the Advisor may consider, among other things, the following factors:

         -        the issuer's financial resources;

         -        the issuer's sensitivity to economic conditions and trends;

         - any operating history of and the community support for the facility, if any, financed by the issue;

         -        the ability of the issuer's management; and

         -        regulatory matters.

         In addition, medium and lower rated or unrated Municipal Obligations are frequently traded only in markets where the number of potential purchasers and sellers, if any, is very limited. This may limit the availability of such securities for the Fund to purchase and the ability of the Fund to sell such securities at their fair value. The Advisor will attempt to reduce the risks of investing in medium or lower rated or unrated Municipal Obligations to the greatest extent practicable through the use of credit analysis.

         INCOME RISK. The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long-term. If interest rates drop, investors' income from the Fund over time could drop as well if the Fund purchases securities paying lower rates of interest. This risk is magnified when prevailing short-term interest rates increase and the Fund holds inverse floaters.

         CALL RISK. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace the called security with a lower yielding security. If that were to happen, it would decrease the Fund's dividends.

         CREDIT RISK. Municipal Obligations are subject to the risk of non-payment of scheduled interest and/or principal payments. Such nonpayment would result in a reduction of income to the Fund, a reduction in the value of the security experiencing nonpayment and a potential decrease in the net asset value of the Fund. Securities rated below investment grade or unrated securities of comparable quality ("lower-quality securities") are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity ("market risk"). The prices of lower-quality securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of investment grade quality securities ("higher-quality securities"), which react primarily to movements in the general level of interest rates.

         As indicated above, the Fund may invest in Municipal Obligations rated below investment grade and comparable unrated obligations. Such obligations are commonly called "junk bonds" and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. The Advisor seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable). Because the Fund invests in lower rated or unrated Municipal Obligations, the achievement of the Fund's goals is more dependent on the Advisor's ability than would be the case if the Fund were investing solely in Municipal Obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the Advisor will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Advisor will attempt to reduce the risks of investing in below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

         Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower rated Municipal Obligations to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof.

         To the extent that there is no established retail market for some of the lower rated Municipal Obligations in which the Fund may invest, trading in such securities may be relatively inactive. The Advisor is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Fund. During periods of reduced market liquidity and in the absence of readily available market quotations for lower rated Municipal Obligations held in the Fund's portfolio, the ability of the Advisor to value the Fund's securities becomes more difficult and the Advisor's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

         Changes in the credit quality of the issuers of Municipal Obligations held by the Fund will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities are affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial condition of an issuer of Municipal Obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

         The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligations.

         CONCENTRATION. The Fund normally will invest 80% or more of its total assets in California Municipal Obligations and may invest 25% or more of its total assets in a U.S. territory.

This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting California or a particular territory. As concentration increases, so does the potential for fluctuation of the net asset value of Fund Common Shares.

         LIQUIDITY RISK. At times, a substantial portion of the Fund's assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the Advisor and its affiliates, holds a major portion of all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Advisor believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

         The secondary market for some Municipal Obligations is less liquid than that for taxable debt obligations or other more widely traded Municipal Obligations. No established resale market exists for certain of the Municipal Obligations in which the Fund may invest. The market for Municipal Obligations rated below investment grade is also likely to be less liquid than the market for higher rated Municipal Obligations. As a result, the Fund may be unable to dispose of these Municipal Obligations at times when it would otherwise wish to do so at the prices at which they are valued.

         A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets which may be invested in securities which are not readily marketable or are subject to restrictions on resale. The risks associated with illiquidity are particularly acute in situations where the Fund's operations require cash, such as if the Fund tenders for its Common Shares, and may result in the Fund borrowing to meet short-term cash requirements.

         OPTIONS AND FUTURES TRANSACTIONS. The Fund may seek to hedge its portfolio against changes in interest rates using options, index options and futures and financial futures contracts. The Fund's hedging transactions are designed to manage the Fund's duration, but come at some cost. For example, the Fund must pay for the option, and the price of the security may not in fact drop. In large part, the success of the Fund's hedging activities depends on its ability to forecast movements in securities prices and interest rates. The Fund does not, however, intend to enter into options and futures transactions for speculative purposes. The Fund is not required to hedge its portfolio.

         CLOSED-END FUNDS. The Fund is a closed-end investment company with no history of operations and is designed primarily for long-term investors and not as a trading vehicle. The shares of closed-end investment companies often trade at a discount from their net asset value, and the Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Common Shares may be less than the initial public offering price, creating a risk of loss for investors purchasing in the initial public offering of the Common Shares. This market price risk may be greater for investors who sell their Common Shares within a relatively short period after completion of this offering.

         NONDIVERSIFICATION. The Fund has registered as a "nondiversified" investment company under the 1940 Act so that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 50% of its total assets, it will be able to invest more than 5% (but not more than 25%) of the value of its total assets in the obligations of any single issuer. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to any single corporate, economic, political or regulatory occurrence.

         YEAR 2000 COMPLIANCE. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Advisor, other service providers and the issuers in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Problem, including communicating with vendors who provide services, software and systems to the Fund in an attempt to ensure that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Advisor, are in the process of making Year 2000 modifications to their services, software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. In addition, Year 2000 readiness information, if available, is one of the factors considered by the Advisor in its assessment of the issuers in which the Fund invests. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


                            HOW THE FUND MANAGES RISK

INVESTMENT LIMITATIONS

         The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares and Municipal Preferred Shares, if any, voting together as a single class, and the approval of the holders of a majority of the Municipal Preferred Shares voting as a separate class. The Fund may not:

         - Invest more than 25% of total Fund assets in securities of issuers in any one industry; except that this limitation does not apply to municipal bonds backed by the assets and revenues of governments or political subdivisions of governments; and

         - Invest more than 5% of total Fund assets in securities of any one issuer, except that this limitation does not apply to bonds issued by the United States Government, its agencies and instrumentalities or to the investment of 25% of its total assets.

         The Fund may become subject to guidelines which are more limiting than the investment restrictions set forth above in order to obtain and maintain ratings from Moody's or Standard & Poor's on the Municipal Preferred Shares that it intends to issue. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's Common Shareholders or the Fund's ability to achieve its investment objectives. See "Investment Objectives and Policies--Investment Restrictions" in the Statement of Additional Information for information about these guidelines and additional fundamental and nonfundamental investment policies of the Fund.

LIMITED ISSUANCE OF MUNICIPAL PREFERRED SHARES

         Under the 1940 Act, the Fund could issue Municipal Preferred Shares having a total liquidation value (the liquidation of the original purchase price of the shares plus any accrued and unpaid dividends) of up to one-half of the value of the total net assets of the Fund. If the total liquidation value of the Municipal Preferred Shares was ever more than one-half of the value of the Fund's total net assets, the Fund would not be able to declare dividends on the Common Shares until the liquidation value, as a percentage of the Fund's assets, was reduced. The Fund intends to issue Municipal Preferred Shares representing about 35% of the Fund's total capital at the time of issuance, if the Fund sells all the Common Shares and Municipal Preferred Shares discussed in this Prospectus. This higher than required margin of net asset value provides a cushion against later fluctuations in the value of the Fund's portfolio and will subject Common Shareholders to less income and net asset value volatility than if the Fund were more leveraged. The Fund intends to purchase or redeem Municipal Preferred Shares, if necessary, to keep the liquidation value of the Municipal Preferred Shares below one-half of the value of the Fund's total net assets.

MANAGEMENT OF INVESTMENT PORTFOLIO AND CAPITAL STRUCTURE TO LIMIT LEVERAGE RISK

         The Fund may take certain actions if short-term rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund's leverage begins (or is expected) to adversely affect Common Shareholders. In order to attempt to offset such a negative impact of leverage on Common Shareholders, the Fund may shorten the average maturity of its investment portfolio (by investing in short-term, high quality securities) or may extend the maturity of any outstanding Municipal Preferred Shares. The Fund may also attempt to reduce the leverage by redeeming or otherwise purchasing Municipal Preferred Shares. As explained above under "Use of Leverage and Related Risks," the success of any such attempt to limit leverage risk depends on the Advisor's ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may never attempt to manage its capital structure in the manner described above.

         If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued Municipal Preferred Shares or Municipal Preferred Shares that the Fund previously issued but later repurchased.

HEDGING STRATEGIES

         The Fund may use various investment strategies designed to manage the duration of the Fund. These hedging strategies include using financial futures contracts, including index futures, options on financial futures or options based on either an index of long-term municipal securities or on taxable debt securities whose prices, in the opinion of the Advisor, correlate with the prices of the Fund's investments. Successful implementation of most hedging strategies would generate taxable income.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The Board of Trustees is responsible for the general supervision of the Fund, including general supervision of the duties performed by the Advisor under its Management Agreement (as defined below) with the Fund. There are 13 trustees of the Fund, five of whom are "interested persons" (as defined in the 1940 Act). The names and addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

THE ADVISOR


         Colonial Management Associates, Inc. is a Massachusetts corporation having its principal offices at One Financial Center, Boston, Massachusetts 02111. The Advisor is a wholly owned subsidiary of Liberty Funds Group LLC ("Liberty Funds Group") and both Liberty Funds Group and the Advisor are indirect, majority-owned subsidiaries of Liberty Mutual Insurance Company ("Liberty"). The Advisor has been an investment advisor since 1931. As of the date of this Prospectus, the Advisor serves as investment advisor or sub-advisor for ___ management investment companies and manages over $__ billion in assets.



         The Advisor's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated ("Stein Roe"), by a combined management team of employees from both companies. Stein Roe also shares personnel, facilities and systems with the Advisor that may be used in providing administrative services to the Fund. Both the Advisor and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


         ____________, a _________ of the Advisor, will manage the Fund.
_________ joined the Advisor in ______ as _____________ and has served in that capacity since that date. Prior to joining the Advisor, __________ was a ___________ at ________ from ________ until __________.

MANAGEMENT AGREEMENT

         The Management Agreement between the Advisor and the Fund (the "Management Agreement") provides that, subject to the direction of the Board of Trustees of the Fund and the applicable provisions of the 1940 Act, the Advisor is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular investment rests with the Advisor, subject to review by the Board of Trustees of the Fund and compliance with the applicable provisions of the 1940 Act.

         The Advisor provides the Fund with accounting, bookkeeping and pricing services and other services and office facilities (the expenses of which are borne by the Fund as specified below), except to the extent these services are provided by an administrator or an accounting firm hired by the Fund.

         Under the Management Agreement with the Fund, the Advisor receives a monthly advisory fee at the annual rate of 0.65% of the average weekly net assets of the Fund (including net assets, if any, attributable to Municipal Preferred Shares).


              The Advisor places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Advisor may consider sales of shares of certain other funds distributed by affiliates of Liberty in selecting broker-dealers for portfolio security transactions.


              In addition to the fee of the Advisor, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Advisor), custodian, transfer and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, shareholder reports, expenses of preparing, printing and distributing notices, proxy statements and reports to governmental agencies, and taxes, if any.

              For the first ten years of the Fund's operation, the Advisor has agreed to reimburse the Fund for fees and expenses in the amounts, and for the time periods, set forth below:

                                    Percentage
                                    Reimbursed
                                    (as a
                                    percentage
Year                                of average
Ending                              weekly total
_______,                            net assets)
1999*............................      0.30%
2000.............................      0.30%
2001.............................      0.30%
2002.............................      0.30%
2003.............................      0.30%
2004.............................      0.30%

                                    Percentage
                                    Reimbursed
                                    (as a
                                    percentage
Year                                of average
Ending                              weekly total
_______,                            net assets)
2005.............................      0.25%
2006.............................      0.20%
2007.............................      0.15%
2008.............................      0.10%
2009.............................      0.05%

__________

*        From the commencement of operations.

         The Advisor has not agreed to reimburse the Fund for any portion of its fees and expenses beyond _______, 2009.


                                 NET ASSET VALUE

         Net asset value of the Fund will be determined no less frequently than as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on the last Business Day of each week (generally Friday), and at such other times as the Fund may authorize. The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Board of Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees.

         When price quotes are not readily available (which is usually the case for Municipal Obligations), the pricing service establishes a fair market value based on prices of comparable Municipal Obligations. All valuations are subject to review by the Fund's Board of Trustees or its delegate, the Advisor.


                                  DISTRIBUTIONS

         The Fund intends to make monthly distributions of its net tax-exempt interest income, after payment of any dividends on any outstanding preferred shares. The Fund will distribute annually any taxable income and capital gain. Distributions to Common Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. Initial distributions to Common Shareholders are expected to be paid approximately 60 days after the completion of this offering. While there are any preferred shares outstanding, the Fund might not be permitted to declare any cash dividend or other distributions on its Common Shares in certain circumstances. See "Description of Shares."

         If any of the dividends on the Preferred Shares is determined to be from taxable capital gains or ordinary income, the terms of the Preferred Shares may require the Fund to pay an extra amount of dividends on the Preferred Shares in an amount sufficient to make each holder of the Preferred Shares whole (on an after-tax basis) with respect to the estimated federal income tax which the holder would be required to pay on the taxable distributions ("gross-up payments"), in which case the amount of any dividends payable to Common Shareholders would be reduced by the amount of any such gross-up payments. For information regarding important federal income tax consequences of distributions to Common Shareholders, see "Tax Matters."

                           DIVIDEND REINVESTMENT PLAN

         Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all holders of Common Shares whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Fund by ___________ (the "Plan Agent"), as agent under the Plan, unless a shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

         The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

         If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gains distribution, participants will be issued shares at the net asset value most recently determined as provided under "Determination of Net Asset Value" in the Prospectus and Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

         The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in such accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in noncertificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

         There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

         The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market. For additional information, please see "Tax Matters."

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend (including a capital gain dividend) paid after written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend. All correspondence concerning the Plan should be directed to the Plan Agent at __________.


                              DESCRIPTION OF SHARES

COMMON SHARES

         The Fund's Declaration of Trust authorizes the issuance of an unlimited number of Common Shares, no par value per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and, subject to matters discussed in "Shareholder Liability" in the Statement of Additional Information, nonassessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. Whenever Municipal Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Municipal Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Municipal Preferred Shares would be at least 200% after giving effect to the distributions. See "Municipal Preferred Shares" below.

         We have applied for listing of the Common Shares on the New York Stock Exchange subject to notice of issuance. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         The Fund's net asset value per share generally increases when interest rates decline, and decreases when interest rates rise, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering by the amount of the sales load and organization and offering expenses paid by the Fund. The Advisor has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales loads) that exceed $___ per Common Share. See "Use of Proceeds."

         Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may do so by trading on the New York Stock Exchange, through a broker or otherwise. Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest predominantly in municipal bonds have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Use of Leverage and Related Risks" and "Additional Risk Considerations" and the Statement of Additional Information under "Repurchase of Fund Shares; Conversion to Open-End Fund."

MUNICIPAL PREFERRED SHARES

         The Declaration of Trust provides that the Fund may authorize separate classes of shares of beneficial interest. The By-Laws of the Fund will, at the time they are amended and restated, authorize the issuance of ___ preferred shares of beneficial interest, no par value per share, which may be issued from time to time in such series and with such designations, preferences and other rights, qualifications, limitations and restrictions as are determined in a resolution of the Board of Trustees ("Preferred Shares"). The By-Laws will, at the time they are amended and restated, authorize the issuance of up to __ shares of Series __ Municipal Preferred. Shares of Municipal Preferred carry one vote per share. Shares of Municipal Preferred will, when issued, be fully paid and, subject to matters discussed in "Shareholder Liability" in the Statement of Additional Information, nonassessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.

         The Fund's Board of Trustees has indicated its intention to authorize an offering of Municipal Preferred Shares (representing approximately 35% of the Fund's capital immediately after the time the Municipal Preferred Shares are issued) approximately one to three months after completion of the offering of Common Shares. Any such decision is subject to market conditions and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Municipal Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this Prospectus. Although the terms of the Municipal Preferred Shares will be determined by the Board of Trustees (subject to applicable law and the Fund's Declaration) if and when it authorizes a Municipal Preferred Shares offering, the Board has determined that the Municipal Preferred Shares, at least initially, would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as 7 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Trustees has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Municipal Preferred Shares will likely be as stated below.

         LIMITED ISSUANCE OF MUNICIPAL PREFERRED SHARES. Under the 1940 Act, the Fund could issue Municipal Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's total net assets, measured immediately after issuance of the Municipal Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Municipal Preferred Shares is less than one-half of the value of the Fund's total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. If the Fund sells all the Common Shares and Municipal Preferred Shares discussed in this Prospectus, the liquidation value of the Municipal Preferred Shares is expected to be approximately 35% of the value of the Fund's total net assets. The Fund intends to purchase or redeem Municipal Preferred Shares, if necessary, to keep that fraction below one-half.

         DISTRIBUTION PREFERENCE. The Municipal Preferred Shares have complete priority over the Common Shares as to distribution of assets.

         LIQUIDATION PREFERENCE. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Municipal Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

         VOTING RIGHTS. Municipal Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this Prospectus or the Statement of Additional Information and except as otherwise required by applicable law, holders of Municipal Preferred Shares will vote together with Common Shareholders as a single class.

         Holders of Municipal Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's trustees. The remaining trustees will be elected by Common Shareholders and holders of Municipal Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Municipal Preferred Shares, the holders of all outstanding Municipal Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Municipal Preferred Shares will be required, in addition to the single class vote of the holders of Municipal Preferred Shares and Common Shares. See the Statement of Additional Information under "Description of Shares -- Municipal Preferred Shares--Voting Rights."

         REDEMPTION, PURCHASE AND SALE OF MUNICIPAL PREFERRED SHARES. The terms of the Municipal Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or purchase Municipal Preferred Shares and resell any shares so tendered. Any redemption or purchase of Municipal Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of such Municipal Preferred Shares by the Fund will increase such leverage. See "Use of Leverage and Related Risks."

         The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Municipal Preferred Shares. If the Board of Trustees determines to authorize such an offering, the terms of the Municipal Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

         The Board of Trustees is divided into three classes, each having a term of three years. Each year the term of one class expires. This may make it more difficult to change the Fund's management and could have the effect of depriving shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In addition, the Declaration of Trust provides that the affirmative vote or consent of two-thirds of the outstanding Common Shares and any preferred shares of the Fund (including Municipal Preferred Shares), voting together as a single class, and of the Preferred Shares (including Municipal Preferred Shares) voting together as a single class, would be required to authorize the conversion of the Fund from a closed-end to an open-end investment company. This two-thirds vote requirement is higher than the vote required under the 1940 Act.

         Please refer to the Declaration of Trust, a copy of which is on file with the Commission, for the full text of these provisions.

            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

REPURCHASE OF SHARES

         Shares of closed-end investment companies frequently trade at a discount from net asset value. The Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or the making of tender offers for such shares. No assurances can be given that such actions will be taken. Subject to its investment restrictions, the Fund may borrow money to finance the repurchase of shares, subject to compliance with the asset coverage requirements of the 1940 Act and the other limitations described under "Use of Leverage and Related Risks." Shares may not be repurchased, however, (i) if applicable asset coverage requirements under the 1940 Act (i.e., 200% with respect to any preferred shares of the Fund, including Municipal Preferred Shares) are not met or would not be met following such repurchase or (ii) if otherwise prohibited by applicable law.

         There can be no assurance that repurchases or tenders, if they were to occur, would result in the Common Shares trading at a price which is equal to their net asset value. The Fund anticipates that the market price of the Common Shares will usually vary from net asset value. The market price of the Common Shares will be determined, among other things, by the relative demand for and supply of the Common Shares in the market, the Fund's investment performance, the Fund's dividends and yield and investor perception of the Fund's overall attractiveness as an investment as compared with other investment alternatives. It should be recognized that any such acquisitions of Common Shares would decrease the total assets of the Fund and therefore have the effect of increasing the Fund's expense ratio. Furthermore, any interest on borrowings to finance share repurchase transactions would reduce the Fund's net income.

CONVERSION TO OPEN-END STATUS

         The Fund's Board of Trustees may from time to time consider submitting to the holders of the shares of beneficial interest of the Fund a proposal to convert the Fund to an open-end investment company. In determining whether to exercise its discretion to submit this issue to shareholders, the Board of Trustees would consider all factors then relevant, including the relationship of the market price of the Common Shares to net asset value, the extent to which the Fund's capital structure is leveraged and the possibility of re-leveraging, the spread, if any, between yields on securities in the Fund's portfolio and interest and dividend charges on preferred shares issued by the Fund and general market and economic conditions. In addition to any vote required by Massachusetts law, conversion of the Fund to an open-end investment company would require the affirmative vote of two thirds of the Common Shares and any preferred shares of the Fund (including Municipal Preferred Shares), voting together as a single class, and of the preferred shares (including Municipal Preferred Shares) voting together as a single class, entitled to be voted on the matter. This two-thirds vote requirement is higher than the vote required under the 1940 Act. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charges, if any, as might be in effect at the time of redemption. If the Fund converted to an open-end investment company, it would be required to redeem all Municipal Preferred Shares then outstanding at the Municipal Preferred Shares redemption price. In addition, the Fund could be required to liquidate portfolio securities to meet required and requested redemptions, and its Common Shares would no longer be listed on the Exchange. No assurance can be given that the Board will, at any time in the future, decide to submit a proposal to convert to open-end status to the shareholders of the Fund.

                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

         The following Federal tax discussion reflects provisions of the Code, existing Treasury Regulations, rulings published by the Internal Revenue Service, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action. The discussions below and in the Statement of Additional Information are only a summary of some of the important tax considerations generally applicable to investments in the Common Shares of the Fund. There may be other important tax considerations applicable to particular investors. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Fund.

         The Fund primarily invests in municipal bonds issued by the State of California or its political subdivisions, agencies, authorities and instrumentalities, by other states (including the District of Columbia), cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) or in municipal bonds whose income is otherwise exempt from regular federal income tax. Consequently, the regular monthly dividends you receive (whether paid in cash or reinvested in additional Common Shares) will be exempt from regular federal income taxes. A portion of these dividends, however, will likely be subject to the federal AMT. If you are subject to the federal AMT, a portion of your regular monthly dividends may be taxable. Furthermore, if you receive Social Security or Railroad Retirement benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

            For corporate shareholders, interest on all tax-exempt Municipal Obligations is taken into account in the computation of federal AMT, and dividends from the Fund do not qualify for the dividends received deduction.

         Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund's normal investment activities. The Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund's net capital gain (i.e., the excess of the Fund's net long-term capital gain over net short-term capital loss) ("capital gain dividends"), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Common Shares. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital). Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of your Common Shares and, after that basis has been reduced to zero, will constitute capital gains to you (assuming that you held your Common Shares as a capital asset).

         Distributions of taxable income or capital gains will be taxable to you whether received in cash or in Common Shares under the Dividend Reinvestment Plan. In the latter case, you will be treated as receiving an amount equal to the cash used to purchase such shares (where the Plan Agent purchases shares on the open market on behalf of Plan participants) or generally the fair market value of the Common Shares on the date of issuance of such Shares (where the Fund issues shares to Plan participants).

         Distributions of taxable income or capital gains are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment (and thus were included in the price that you paid).

         Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of net tax-exempt interest income by state and the portion of income that is subject to the federal AMT. You will receive this statement from the firm where you purchased your Common Shares if you hold your investment in street name; the Fund will send you this statement if you hold your shares in registered form.

         If you sell your Common Shares, you will generally recognize gain or loss in an amount equal to the difference between your adjusted tax basis in the Common Shares and the amount received. If you hold your Common Shares as capital assets, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).

         Any loss recognized on a disposition of Common Shares held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to those Common Shares. In addition, any loss not already disallowed as provided in the preceding sentence will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Common Shares. For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Common Shares will be disallowed to the extent that you replace the disposed of Common Shares with other Common Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur if you are a participant in the Dividend Reinvestment Plan. In such an event, your basis in the replacement Common Shares will be adjusted to reflect the disallowed loss.

         If you borrow money to buy Fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money.

         A Fund's investments in Municipal Obligations issued at a discount and certain other portfolio positions will require the Fund to accrue and distribute income and gains not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore eliminate any tax liability at the Fund level.

         In order to avoid corporate taxation of its earnings and to pay tax-free dividends, the Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by meeting certain I.R.S. requirements that govern the Fund's sources of income and diversification of assets, and distributing substantially all of its earnings to shareholders. In particular, in order for the Fund to pay tax-free dividends, at least 50% of the value of the Fund's total assets must consist of tax-exempt obligations. If the Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund will be subject to tax on its income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and to make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         The Fund may be required to withhold 31% of certain of your dividends if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number), or if you are otherwise subject to back-up withholding.

STATE AND LOCAL TAX MATTERS

         The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. However, the Fund intends to invest substantially all of its total assets (at least 80%) in debt obligations, the interest on which is exempt from California state personal income taxes. See Appendix B to the Statement of Additional Information -- "Special Considerations Relating to California." In addition, some other states also exempt from state income tax that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of securities of that state and its political subdivisions and instrumentalities.

         The Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income. Shareholders of the Fund are advised to consult with their own tax advisors about state and local tax matters.

         Please refer to the Statement of Additional Information for more detailed information. You are urged to consult your tax advisor.


                                  UNDERWRITING

         Subject to the terms and conditions stated in the underwriting agreement dated the date hereof, each Underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.

                                                                       Number
Name                                                                  of Shares
         Total......................................................  __________

         The underwriting agreement provides that the obligations of the several Underwriters to purchase the Common Shares included in this offering are subject to approval of certain legal matters by counsel and to certain other conditions. The Underwriters are obligated to purchase all the Common Shares (other than those covered by the over-allotment option described below) if they purchase any of the Common Shares. The representatives have advised the Fund that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

         The Underwriters, for whom _______________ are acting as representatives, propose to offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $___ per Common Share. The Underwriters may allow, and such dealers may reallow, a concession not in excess of $____ per Common Share on sales to certain other dealers. If all of the Common Shares are not sold at the initial offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any Common Shares purchased on or before ______, 1999.

         The Fund has granted to the Underwriters an option, exercisable for __ days from the date of this Prospectus, to purchase up to ____ additional Common Shares at the public offering price less the underwriting discount. The Underwriters may exercise such option solely for the purpose of covering overallotments, if any, in connection with this offering. To the extent such option is exercised, each Underwriter will be obligated, subject to certain conditions, to purchase a number of additional Common Shares approximately proportionate to such Underwriter's initial purchase commitment.

         The Fund and the Advisor have agreed that, for a period of ___ days from the date of this Prospectus, they will not, without the prior written consent of ________, on behalf of the Underwriters, dispose of or hedge any Common Shares or any securities convertible into or exchangeable for Common Shares. ________ in its sole discretion may release any of the securities subject to these agreements at any time without notice.

         Prior to the offering, there has been no public market for the Common Shares. Consequently, the initial public offering price for the Common Shares was determined by negotiation among the Fund, the Advisor and the representatives. There can be no assurance, however, that the price at which the Common Shares will sell in the public market after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The Fund has applied for listing of the Common Shares on the New York Stock Exchange.

         The Fund and the Advisor have each agreed to indemnify the several Underwriters or contribute to losses arising out of certain liabilities, including liabilities under the Securities Act.

         The Fund has agreed to pay the Underwriters $______ as partial reimbursement of expenses incurred in connection with the offering. The Advisor has agreed to pay (i) all organizational expenses and (ii) offering costs (other than sales load) that exceed $____ per share.

         In connection with the requirements for listing the Fund's Common Shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares.

         Certain Underwriters may make a market in the Common Shares after trading in the Common Shares has commenced on the New York Stock Exchange. No Underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the Underwriter. No assurance can be given as to the liquidity of, or the trading market for, the Common Shares as a result of any market making activities undertaken by any Underwriter. This Prospectus is to be used by any Underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the Common Shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

         The Underwriters have advised the Fund that, pursuant to Regulation M under the Securities Exchange Act of 1934, as amended, certain persons participating in the offering may engage in transactions, including stabilizing bids, covering transactions or the imposition of penalty bids, which may have the effect of stabilizing or maintaining the market price of the Common Shares at a level above that which might otherwise prevail in the open market. A "stabilizing bid" is a bid for or the purchase of the Common Shares on behalf of an Underwriter for the purpose of fixing or maintaining the price of the Common Shares. A "covering transaction" is a bid for or purchase of the Common Shares on behalf of an Underwriter to reduce a short position incurred by the Underwriters in connection with the offering. A "penalty bid" is a contractual arrangement whereby if, during a specified period after the issuance of the Common Shares, the Underwriters purchase Common Shares in the open market for the account of the underwriting syndicate and the Common Shares purchased can be traced to a particular Underwriter or member of the selling group, the underwriting syndicate may require the Underwriter or selling group member in question to purchase the Common Shares in question at the cost price to the syndicate or may recover from (or decline to pay to) the Underwriter or selling group member in question any or all compensation (including, with respect to a representative, the applicable syndicate management fee) applicable to the Common Shares in question. As a result an Underwriter or selling group member and, in turn, brokers may lose the fees that they otherwise would have earned from a sale of the Common Shares if their customer resells the Common Shares while the penalty bid is in effect. The Underwriters are not required to engage in any of these activities, and any such activities, if commenced, may be discontinued at any time.

         Representatives that sell at least a specified number of Common Shares will share in the syndicate management fee based on the respective number of shares sold by them.

         The Fund anticipates that from time to time the representatives of the Underwriters and certain other Underwriters may act as brokers or dealers in connection with the execution of the Fund's portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as brokers while they are Underwriters.


                       CUSTODIAN, TRANSFER AGENT, DIVIDEND
                         DISBURSING AGENT AND REGISTRAR

         The Fund's securities and cash are held by The Chase Manhattan Bank, whose principal business address is 270 Park Avenue, New York, New York 10017-2070, as custodian (the "Custodian") under a custodian contract.

         EquiServe, whose principal business address is 150 Royall Street, Canton, Massachusetts 02021, serves as dividend disbursing agent, as agent under the Plan and as transfer agent and registrar for the shares.

                                 LEGAL OPINIONS

         Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Ropes & Gray, Boston, Massachusetts, and for the Underwriters by _______________.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

USE OF PROCEEDS..................................................      B-2
INVESTMENT OBJECTIVES AND POLICIES...............................      B-2
FUND CHARGES AND EXPENSES........................................      B-4
MANAGEMENT OF THE FUND...........................................      B-5
PORTFOLIO TRANSACTIONS...........................................      B-11
NET ASSET VALUE..................................................      B-11
DESCRIPTION OF SHARES............................................      B-12
REPURCHASE OF COMMON SHARES......................................      B-14
MISCELLANEOUS INVESTMENT PRACTICES...............................      B-15
TAX MATTERS......................................................      B-24
SHAREHOLDER LIABILITY............................................      B-27
CUSTODIAN........................................................      B-27
INDEPENDENT ACCOUNTANTS..........................................      B-27
APPENDIX A--Ratings of Investments...............................      B-28
APPENDIX B--Special Considerations Relating to California........      B-33

You should rely only on the information contained in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

                                 ---------------

                                TABLE OF CONTENTS
                                                                            Page

Forward-Looking Statements..................................................   3
Prospectus Summary..........................................................   4
Summary of Fund Expenses....................................................  11
The Fund....................................................................  12
Use of Proceeds.............................................................  12
Investment Objective and Policies...........................................  12
Use of Leverage and Related Risks...........................................  21
Additional Risk Considerations..............................................  23
How the Fund Manages Risk...................................................  28
Management of the Fund......................................................  29
Net Asset Value.............................................................  31
Distributions...............................................................  31
Dividend Reinvestment Plan..................................................  32
Description of Shares.......................................................  33
Certain Provisions in the Declaration of Trust..............................  35
Repurchase of Common Shares; Conversion to Open-End Fund....................  36
Tax Matters.................................................................  36
Underwriting................................................................  39
Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar..........  40
Legal Opinions..............................................................  41
Table of Contents for the Statement of Additional Information...............  42

                                 ---------------

Until _______, 1999 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                 ________ Shares


                    PREMIER CALIFORNIA MUNICIPAL INCOME FUND

                                  COMMON SHARES

                                $_____ PER SHARE

                          ____________________________




                                   PROSPECTUS



                             ________________, 1999




                          ____________________________

         THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                 SUBJECT TO COMPLETION, DATED SEPTEMBER 9, 1999


                    Premier California Municipal Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information ("SAI") relating to the common shares of beneficial interest ("Common Shares") offered by Premier California Municipal Income Fund (the "Fund") contains information which may be useful to investors but which is not included in the Prospectus of the Fund. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated _________ ___, 1999, describing the Common Shares (the "Prospectus"). This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus by calling Colonial Management Associates, Inc. at 1-800-426-3750. Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

                                TABLE OF CONTENTS

USE OF PROCEEDS...............................................   B-2
INVESTMENT OBJECTIVES AND POLICIES............................   B-2
FUND CHARGES AND EXPENSES.....................................   B-4
MANAGEMENT OF THE FUND........................................   B-5
PORTFOLIO TRANSACTIONS........................................   B-11
NET ASSET VALUE...............................................   B-11
DESCRIPTION OF SHARES.........................................   B-12
REPURCHASE OF COMMON SHARES...................................   B-14
MISCELLANEOUS INVESTMENT PRACTICES............................   B-15
TAX MATTERS...................................................   B-24
SHAREHOLDER LIABILITY.........................................   B-27
CUSTODIAN.....................................................   B-27
INDEPENDENT ACCOUNTANTS.......................................   B-27
APPENDIX A--Ratings of Investments............................   B-28
APPENDIX B--Special Considerations Relating to California.....   B-33

                                 USE OF PROCEEDS


     The net proceeds of the offering of Common Shares will be approximately $_________ ($______ if the underwriters exercise their overallotment option in full) after payment of the sales load to ______________ (the "Underwriter") and estimated organization and offering costs. A portion of the offering costs has been advanced by the Fund's investment advisor, Colonial Management Associates, Inc. (the "Advisor").


     The net proceeds of the offering will be invested in accordance with the Fund's investment objectives and policies. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in Municipal Obligations that meet the Fund's investment objectives at or shortly (within three months) after the completion of the offering. To the extent that all of the proceeds cannot be so invested, pending such investment, they will be invested initially in high-quality, short-term, tax-exempt securities, to the extent such securities are available. If necessary to invest fully the net proceeds of the offerings immediately, the Fund may also purchase, as temporary investments, short-term taxable investments of the type described under "Investment Objectives and Policies--Temporary and Defensive Investments" in the Prospectus, the income on which may be subject to Federal income taxes.


                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund's Prospectus describes its investment objectives and investment policies. This SAI includes additional information concerning, among other things, the investment policies of the Fund and information about certain securities and investment techniques that are described or referred to in the Prospectus or in which the Fund expects to engage. Except as indicated under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

     The following fundamental restrictions are for the protection of the Fund's shareholders and cannot be changed without the approval of the holders of a "majority of the outstanding" Common Shares and Preferred Shares, including shares of Municipal Preferred, voting together as a single class, and of the holders of a "majority of the outstanding" Preferred Shares, including shares of Municipal Preferred, voting as a separate class. A "majority of the outstanding" shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     The Fund may:

1. issue senior securities or borrow money to the extent permitted by the 1940 Act;

2.    only own real estate acquired as a result of owning securities;

3.    purchase and sell futures contracts and related options;

4. underwrite securities issued by others only when disposing of portfolio securities;

5. make loans only through lending of securities, through the purchase of debt instruments or similar evidences of indebtedness typically sold to financial institutions and through repurchase agreements;

6. not concentrate more than 25% of its total assets in any one industry, or with respect to 50% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer. (The Fund will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, as separate issuers. In the utilities category, gas, electric, water and telephone companies will be considered as separate industries);

7. purchase or sell commodities or commodities contracts, except for transactions involving futures contracts and options within the limits described under "Miscellaneous Investment Practices" below;

8. and will, under normal circumstances, invest at least 80% of its assets in debt obligations issued by or on behalf of states (including the District of Columbia), territories and possessions of the United States, and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax ("Municipal Obligations").

     For the purpose of applying the limitation set forth above in subparagraph
(6), an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a Municipal Obligation is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such Municipal Obligation will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in Municipal Obligations insured by any given insurer.

     The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

     The Fund has no intention to file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as the Fund is solvent, and does not foresee becoming insolvent.

OTHER INVESTMENT POLICIES

     As non-fundamental investment policies which may be changed by the Fund without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Make short sales of securities, other than short sales "against the box," provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund. The Fund has no current intention of making short sales against the box; and

3. Invest in interests in oil, gas or other mineral exploration or development programs, including leases.


     The Fund intends to apply for ratings for the Municipal Preferred Shares which it may offer in the future from Moody's Investors Service, Inc. ("Moody's) and/or Standard & Poor's Rating Services ("S&P"). In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by Moody's or S&P. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's Common Shareholders or its ability to achieve its investment objectives. The Fund presently anticipates that any Municipal Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's ("Aaa") or by S&P ("AAA"), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Municipal Preferred Shares by the Fund. Moody's and S&P receive fees in connection with their ratings issuances.

                            FUND CHARGES AND EXPENSES

     Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average weekly net assets of the Fund, including the proceeds of the offering of the shares of Municipal Preferred, if any, for such month at the annual rate of .65% of average weekly total net assets.

     For the first ten years of the Fund's operation, the Advisor has agreed to reimburse the Fund for fees and expenses in the amounts, and for the time periods, set forth below:

                                    Percentage
                                    Reimbursed
                                    (as a
                                    percentage
Year                                of average
Ending                              weekly total
_______,                            net assets)*
1999*............................      0.30%
2000.............................      0.30%
2001.............................      0.30%
2002.............................      0.30%
2003.............................      0.30%
2004.............................      0.30%

                                    Percentage
                                    Reimbursed
                                    (as a
                                    percentage
 Year                               if average
 Ending                             weekly total
 _______,                           net assets)*
 2005.............................    0.25%
 2006.............................    0.20%
 2007.............................    0.15%
 2008.............................    0.10%
 2009.............................    0.05%

__________

*        Including net assets attributable to Municipal Preferred Shares.

         The Advisor has not agreed to reimburse the Fund for any portion of its fees and expenses beyond _______, 2009.

         The Fund recently commenced operations and has not paid any advisory fees to the Advisor.

BROKERAGE COMMISSIONS

         The Fund recently commenced operations and has not paid any brokerage commissions.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

         The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth below.

NAME (AGE)                                POSITIONS AND                PRINCIPAL OCCUPATIONS
AND ADDRESS                             OFFICES WITH TRUST            DURING PAST FIVE YEARS
-----------                             ------------------            ----------------------
Robert J. Birnbaum (71)..............  Trustee               Consultant (formerly Special Counsel,
  313 Bedford Road                                           Dechert Price & Rhoads (law firm) from
  Ridgewood, NJ 07450                                        September, 1988 to December, 1993;
                                                             President, New York Stock Exchange from
                                                             May, 1985 to June, 1988; President,
                                                             American Stock Exchange, Inc. from 1977
                                                             to May, 1985).
Tom Bleasdale (69)...................  Trustee               Retired (formerly Chairman of the Board
  502 Woodlands Drive                                        and Chief Executive Officer, Shore Bank &
  Linville, NC 07450                                         Trust Company from 1992 to 1993);
                                                             Director of The Empire Company since
                                                             June, 1995.
John V. Carberry* (52)...............  Trustee               Senior Vice President of Liberty
  56 Woodcliff Road                                          Financial Companies, Inc. (formerly
  Wellesley Hills, MA 02481                                  Managing Director, Salomon Brothers
                                                             (investment banking) from January, 1988
                                                             to January, 1998).
Lora S. Collins (63).................  Trustee               Attorney (formerly Attorney, Kramer,
  1175 Hill Road                                             Levin, Naftalis & Frankel (law firm) from
  Southold, NY 11971                                         September, 1986 to November, 1996).
James E. Grinnell (69)...............  Trustee               Private Investor since November, 1988.
  22 Harbor Avenue
  Marblehead, MA 01945
Richard W. Lowry* (63)...............  Trustee               Private Investor since August, 1987.
  Seven Winter Street
  Nantucket, MA 02554
Salvatore Macera (67)................  Trustee               Private Investor (formerly Executive Vice
  26 Little Neck Lane                                        President and Director of Itek
  New Seabury, MA 02649                                      Corporation (electronics) from 1975 to
                                                             1981).
William E. Mayer* (59)...............  Trustee               Partner, Development Capital, LLC
  500 Park Avenue, 5th Floor                                 (venture capital) (formerly Dean, College
  New York, NY 10022                                         of Business and Management, University of
                                                             Maryland from October, 1992 to November,
                                                             1996; Dean, Simon Graduate School of
                                                             Business, University of Rochester from
                                                             October, 1991 to July, 1992).
James L. Moody, Jr.* (67)............  Trustee               Retired (formerly Chairman of the Board,
  16 Running Tide Road                                       Hannaford Bros. Co. (food retailer) from
  Cape Elizabeth, ME 04107                                   May, 1984 to May, 1997, and Chief
                                                             Executive Officer, Hannaford Bros. Co.
                                                             from May, 1973 to May, 1992).
John J. Neuhauser (56)...............  Trustee               Dean, Boston College School of Management
  140 Commonwealth Avenue                                    since September, 1977.
  Chestnut Hill, MA 02167

NAME (AGE)                                POSITIONS AND                PRINCIPAL OCCUPATIONS
AND ADDRESS                             OFFICES WITH TRUST            DURING PAST FIVE YEARS
-----------                             ------------------            ----------------------
Thomas E. Stitzel* (63)..............  Trustee               Professor of Finance, College of
  2208 Tawny Woods Place                                     Business, Boise State University (higher
  Boise, ID 83706                                            education); Business consultant and
                                                             author.
Robert L. Sullivan* (71).............  Trustee               Retired (formerly Partner, KPMG Peat
  45 Sankaty Avenue                                          Marwick LLP, from July, 1966 to June,
  Siasconset, MA 02564                                       1985).
Anne-Lee Verville (53)...............  Trustee               Consultant (formerly General Manager,
  359 Stickney Hill Road                                     Global Education Industry from 1994 to
  Hopkinton, NH 03229                                        1997, and President, Applications
                                                             Solutions Division from 1991 to 1994, IBM
                                                             Corporation (global education and global
                                                             applications)).
Stephen E. Gibson (45)...............  President             President of the Trust and the Liberty
                                                             Funds since June, 1998, Chairman of the
                                                             Board since July, 1998, and Chief
                                                             Executive Officer and President since
                                                             December, 1996, and Director since 1996
                                                             of the Advisor (formerly Executive Vice
                                                             President from July, 1996 to December,
                                                             1996); Director, Chief Executive Officer
                                                             and President of Liberty Funds Group LLC
                                                             (formerly known as COGRA, LLC) ("LFG")
                                                             since December, 1998 (formerly Director,
                                                             Chief Executive Officer and President of
                                                             The Colonial Group, Inc. ("TCG") from
                                                             December, 1996 to December, 1998);
                                                             Assistant Chairman of Stein Roe & Farnham
                                                             Incorporated ("SR&F") since August, 1998
                                                             (formerly Managing Director of Marketing
                                                             of Putnam Investments from June, 1992 to
                                                             July, 1996).
J. Kevin Connaughton (34)............  Controller and Chief  Controller and Chief Accounting Officer
                                       Accounting Officer    of the Trust and the Liberty Funds,
                                                             except Liberty Funds Trust IX, since
                                                             February, 1998; Controller, Liberty Funds
                                                             Trust IX, since December, 1998; Vice
                                                             President of the Advisor since February,
                                                             1998 (formerly Senior Tax Manager,
                                                             Coopers & Lybrand, LLP from April, 1996
                                                             to January, 1998; Vice President, 440
                                                             Financial Group/First Data Investor
                                                             Services Group from March, 1994 to April,
                                                             1996).

NAME (AGE)                                POSITIONS AND                PRINCIPAL OCCUPATIONS
AND ADDRESS                             OFFICES WITH TRUST            DURING PAST FIVE YEARS
-----------                             ------------------            ----------------------
Timothy J. Jacoby (45)...............  Treasurer and Chief   Treasurer and Chief Financial Officer of
                                       Financial Officer     the Trust and the Liberty Funds, except
                                                             Liberty Funds Trust IX, since October,
                                                             1996 (formerly Controller and Chief
                                                             Accounting Officer from October, 1997 to
                                                             February, 1998); Treasurer of Liberty
                                                             Funds Trust IX since December, 1998;
                                                             Senior Vice President of the Advisor
                                                             since September, 1996; Vice President,
                                                             Chief Financial Officer and Treasurer of
                                                             LFG since December, 1998 (formerly Vice
                                                             President, Chief Financial Officer and
                                                             Treasurer of TCG from July, 1997 to
                                                             December, 1998); Senior Vice President of
                                                             SR&F since August, 1998 (formerly Senior
                                                             Vice President, Fidelity Accounting and
                                                             Custody Services from September, 1993 to
                                                             September, 1996).
Nancy L. Conlin (45).................  Secretary             Secretary of the Trust and the Liberty
                                                             Funds, except Liberty Funds Trust IX
                                                             since April, 1998 (formerly Assistant
                                                             Secretary from July, 1994 to April,
                                                             1998); Director, Senior Vice President,
                                                             General Counsel, Clerk and Secretary of
                                                             the Advisor since April, 1998 (formerly
                                                             Vice President, Counsel, Assistant
                                                             Secretary and Assistant Clerk from July,
                                                             1994 to April, 1998); Vice President,
                                                             General Counsel and Secretary of LFG
                                                             since December, 1998 (formerly Vice
                                                             President, General Counsel and Clerk of
                                                             TCG from April, 1998 to December, 1998;
                                                             formerly Assistant Clerk from July, 1994
                                                             to April, 1998).

* Denotes those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Advisor.

The business address of the officers of the Fund is One Financial Center, Boston, MA 02111.

         The Trustees of the Fund are also directors or trustees, as the case may be, of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust VIII (formerly known as LFC Utilities Trust), Liberty Variable Investment Trust ("LVIT"), Colonial Municipal Income Trust, Colonial High Income Municipal Trust, Colonial Investment Grade Municipal Trust, Colonial Intermediate High Income Fund, and Colonial Intermarket Income Trust I (collectively, each trust or any series thereof termed the "Liberty Funds").

         At the next annual meeting of the Fund's shareholders following the issuance of Municipal Preferred Shares, holders of outstanding shares of Municipal Preferred, voting together as one separate class, will elect two Trustees, and holders of outstanding Common Shares and shares of Municipal Preferred, voting together as a single class, will elect the remaining Trustees. See "Description of Municipal Preferred--Voting Rights."

         The Trustees serve as trustees of all Liberty Funds for which each Trustee (except Mr. Carberry) receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $1,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Liberty Funds based on each Liberty Fund's relative net assets, and one-third of the fees are divided equally among the Liberty Funds.

TRUSTEES AND TRUSTEES' FEES

         For the fiscal year ended November 30, ____ the Trustees received the compensation set forth below for serving as Trustee(a). It is estimated that the Trustees will receive the amounts set forth below for the fiscal year ending November 30, ____.

                                                      Total Compensation From
                    Estimated Compensation From    The Fund Complex Paid To The
                    The Fund For The Fiscal Year  Trustees For The Calendar Year
Trustee                  Ended November 30,        Ended December 31,     (b)
-------             ----------------------------  ------------------------------

Robert J. Birnbaum
Tom Bleasdale
John V. Carberry
Lora S. Collins
James E. Grinnell
William D. Ireland, Jr.
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr.
John J. Neuhauser
George L. Shinn
Thomas E. Stitzel
Robert L. Sullivan
Anne-Lee Verville
Sinclair Weeks, Jr.

(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(b) At November 30, ____, the complex consisted of __ open-end and __ closed-end management investment portfolios in the ______ Funds and __ open-end management investment portfolios in _____ (together, the "Fund Complex").

For the fiscal year ended November 30, ____, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (formerly known as LAMCO Trust I)(together, the "Liberty All-Star Funds")(c):

                                           Total Compensation from
                                 the Liberty All-Star Funds For The Calendar
Trustee                                Year Ended December 31, 1998 (d)
-------                          -------------------------------------------

Robert J. Birnbaum
John V. Carberry
James E. Grinnell
Richard W. Lowry
William E. Mayer
John J. Neuhauser

(c) The Liberty All-Star Funds do not currently provide pension or retirement plan benefits to the trustees/directors.

(d) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).

         At _____________, 1999, the Fund's officers and Trustees as a group owned less than 1% of the outstanding Common Shares.

         At ____________, 1999, ____________________________, owned of record
__________ shares, representing ____, of the Fund's outstanding shares.

         In addition to the provisions discussed in the Prospectus under "Certain Provisions in the Agreement and Declaration of Trust," the Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund. The Declaration also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund but that such indemnification will not relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

INVESTMENT ADVISOR


         Colonial Management Associates, Inc. (the "Advisor"), and/or its affiliate, Colonial Advisory Services, Inc. ("CASI"), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor, sub-advisor or administrator for ___ open-end and ___ closed-end management investment company portfolios. Trustees and officers of the Fund, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Fund. More than 30,000 financial advisors have recommended the Liberty Funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.



         The Advisor is a subsidiary of Liberty Funds Group LLC ("LFG"), One Financial Center, Boston, MA 02111. LFG is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which in turn is a direct majority-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly owned subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual"). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


         Under a Management Agreement (the "Agreement"), the Advisor has contracted to furnish the Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, the Fund pays a monthly fee based on the average weekly net assets of the Fund for such month. Under the Agreement, any liability of the Advisor to the Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Fund, cast in person at a meeting called for the purpose of voting on such approval.

         The Advisor pays all salaries of officers of the Fund. The Fund pays all expenses not assumed by the Advisor, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Fund pays the cost of printing and mailing any Prospectuses sent to shareholders.

         [The Advisor also provides the Fund with bookkeeping and pricing services, and for these services, the Fund pays the Advisor a monthly fee of [$1,500 for the first $50 million of Fund assets, plus a monthly percentage fee at the following annual rates: 0.0233% on the next $950 million; 0.0167% on the next $1 billion; 0.0100% on the next $1 billion; and 0.0007% on the excess over $3 billion of the average net assets of the Fund for such month.]


         The Advisor also acts as investment advisor to the other Liberty Funds (described under "Fund Charges and Expenses--Trustees' Fees"). The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Fund also serve as officers, directors or trustees of other Liberty Funds and the other corporate or fiduciary clients of the Advisor. The other investment companies and clients advised by the Advisor may sometimes invest in securities and options in which the Fund will also invest. If the Fund, such other investment companies and such clients desire to buy or sell the same portfolio securities or options at about the same time, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices may have a detrimental effect on the price or volume of the securities or options as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Liberty Funds outweighs the disadvantages, if any, which might result from these practices.

                             PORTFOLIO TRANSACTIONS

         The Advisor is responsible for decisions to buy and sell securities and other portfolio holdings for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Fixed-income securities are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security will likely include a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         In placing orders for portfolio securities of the Fund, the Advisor is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable under the circumstances. In seeking the most favorable price and execution, the Advisor, having in mind the Fund's best interests, will consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Though the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of the policy of obtaining the most favorable price and efficient execution, the Advisor will consider research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions with the Fund, the Advisor or the Advisor's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries. Such services are used by the Advisor in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, and the services furnished by such brokers may be used by the Advisor in providing investment management for the Fund. Commission rates are established pursuant to negotiations based on the quality and quantity of execution services provided by the broker or dealer in light of generally prevailing rates. The management fee paid by the Fund will not be reduced because the Advisor and/or other clients receive such services. The allocation of orders and the commission rates paid by the Fund will be reviewed periodically by the Board of Trustees.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Advisor may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor, an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         The Fund recently commenced operations and has not paid any brokerage commissions for the execution of portfolio transactions. The rate of portfolio turnover for the Fund is expected to be approximately ___%.


                                 NET ASSET VALUE

         Net asset value of the Fund will be determined no less frequently than as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on the last Business Day of each week (generally Friday), and at such other times as the Fund may authorize. The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Board of Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Board of Trustees.

         In determining net asset value for the Fund, the Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the Board of Trustees. Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.



                              DESCRIPTION OF SHARES

         The descriptions of the Common Shares and the Municipal Preferred Shares contained in the Prospectus and this Statement of Additional Information do not purport to be complete and are subject to and qualified in their entireties by reference to the Declaration of Trust of the Trust (the "Declaration") and the By-Laws of the Trust (the "By-Laws"), each as from time to time amended. Copies of the Declaration and the form of the By-Laws are filed as exhibits to the Registration Statement of which the Prospectus and this Statement of Additional Information are a part and may be inspected, and copies thereof may be obtained, as described under "Further Information" in the Prospectus.

COMMON SHARES

         The Declaration authorizes the issuance of an unlimited number of Common Shares, no par value. All Common Shares have equal rights as to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and, subject to matters discussed in "Shareholder Liability," non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. At any time when the Fund's Municipal Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Municipal Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Municipal Preferred Shares would be at least 200% after giving effect to such distributions. See "Municipal Preferred Shares" below.

         The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Shares of closed-end investment companies like the Fund that invest predominantly in investment grade municipal bonds have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. There can be no assurance that Common Shares or shares of other municipal funds will trade at a price higher than net asset value in the future. Net asset value will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Net asset value generally increases when interest rates decline, and decreases when interest rates rise, and these changes are likely to be greater in the case of a fund having a leveraged capital structure such as the Fund will have once it issues Municipal Preferred Shares. Whether investors will realize gains or losses upon the sale of Common Shares will not depend upon the Fund's net asset value but will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares" in this Statement of Additional Information and the Prospectus under "Use of Leverage and Related Risks" and "Additional Risk Considerations."

MUNICIPAL PREFERRED SHARES

         The Declaration authorizes the issuance of an unlimited number of Municipal Preferred Shares, no par value, in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders.

         The Fund's Board of Trustees has indicated its intention to authorize an offering of Municipal Preferred Shares (representing approximately 35% of the Fund's capital immediately after the time the Municipal Preferred Shares are issued) within approximately one to three months after completion of the offering of Common Shares, subject to market conditions and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Municipal Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this Statement of Additional Information. Although the terms of the Municipal Preferred Shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board of Trustees (subject to applicable law and the Fund's Declaration) if and when it authorizes a Municipal Preferred Shares offering, the Board has stated that the initial series of Municipal Preferred Shares would likely pay cumulative dividends at relatively shorter-term periods (such as 7 days), by providing for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The Board of Trustees has indicated that the preference on distribution, liquidation preference, voting rights and redemption provisions of the Municipal Preferred Shares will likely be as stated below.

         Preference on Distribution. The Municipal Preferred Shares have complete priority over the Common Shares as to distribution of assets.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Municipal Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Municipal Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. Neither the sale of all or substantially all the property or business of the Fund, nor the merger or consolidation of the Fund with or into any Massachusetts business trust or corporation shall be deemed to be a liquidation, dissolution or winding up of the Fund.

         Voting Rights. In connection with any issuance of Municipal Preferred Shares, the Fund must comply with Section 18(i) of the Investment Company Act of 1940 (the "1940 Act") which requires, among other things, that Municipal Preferred Shares be voting shares and have equal voting rights with Common Shares. Except as otherwise indicated in this Statement of Additional Information and except as otherwise required by applicable law, holders of Municipal Preferred Shares will vote together with Common Shareholders as a single class.

         In connection with the election of the Fund's trustees, holders of Municipal Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's trustees, and the remaining trustees shall be elected by Common Shareholders and holders of Municipal Preferred Shares, voting together as a single class. In addition, if at any time dividends (whether or not earned or declared) on the Fund's outstanding Municipal Preferred Shares shall be unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding Municipal Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's trustees until all such dividends in arrears have been paid or declared and set apart for payment.

         The affirmative vote of the holders of a majority of the outstanding Municipal Preferred Shares of any class or series, as the case may be, voting as a separate class, will be required to, among other things (1) take certain actions which would affect the preferences, rights, or powers of such class or series or (2) authorize or issue any class or series ranking prior to the Municipal Preferred Shares. Except as may otherwise be required by law, (1) the affirmative vote of the holders of at least two-thirds of the Municipal Preferred Shares outstanding at the time, voting as a separate class, will be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding Municipal Preferred Shares, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares, provided however, that such separate class vote shall be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration or the By-laws. The affirmative vote of the holders of a majority of the outstanding Municipal Preferred Shares, voting as a separate class, shall be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund's investment objectives or changes in the investment restrictions described as fundamental policies under "Investment Objectives and Policies--Investment Restrictions." The class or series vote of holders of Municipal Preferred Shares described above shall in each case be in addition to any separate vote of the requisite percentage of Common Shares and Municipal Preferred Shares necessary to authorize the action in question.

         The foregoing voting provisions will not apply with respect to the Fund's Municipal Preferred Shares if, at or prior to the time when a vote is required, such shares shall have been (1) redeemed or (2) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

         Redemption, Purchase and Sale of Municipal Preferred Shares by the Fund. The terms of the Municipal Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends, that the Fund may tender for or purchase Municipal Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Municipal Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage. See "Use of Leverage and Related Risks" in the Prospectus.

         The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Municipal Preferred Shares. If the Board of Trustees determines to authorize such an offering, the terms of the Municipal Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.

                           REPURCHASE OF COMMON SHARES

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Common Shares trade in the open market at a price that is a function of several factors, including net asset value and yield. Although the common shares of a closed-end investment company such as the Fund that invests substantially all of its assets in investment grade municipal obligations have generally traded at a premium to net asset value, such shares have occasionally traded at a discount to net asset value. The Board of Trustees has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. In addition, see "Description of Shares--Municipal Preferred Shares" for a discussion of the limitations on the Fund's ability to engage in certain transactions. The staff of the SEC currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the net asset value of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of the Fund's Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange (the "Exchange"), or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York State banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience. Before deciding whether to take any action in response to a discount from net asset value, the Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund's Common Shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.


                       MISCELLANEOUS INVESTMENT PRACTICES

SHORT-TERM TRADING

         In seeking the Fund's objective, the Advisor will buy or sell portfolio securities whenever the Advisor believes it appropriate to do so. In deciding whether to sell a portfolio security, the Advisor does not consider how long the Fund has owned the security. From time to time the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gain, such gain generally will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other investment companies. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

LOWER-RATED SECURITIES

         The Fund may invest up to 20% of its net assets in municipal bonds that, at the time of investment, are rated Ba or B by Moody's or BB or B by Standard & Poor's or comparably rated by another Rating Agency and unrated municipal bonds considered to be of comparable quality by the Advisor. The Fund may not invest in bonds rated below B by Moody's or Standard & Poor's or comparably rated by another Rating Agency. Bonds rated Ba/BB and below are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." These risks include greater sensitivity to a general economic downturn and less secondary market trading. The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value for such securities.

         Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See Appendix A for a description of security ratings.

         Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund's assets. Conversely, during periods of rising interest rates, the value of the Fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether its retention will assist in meeting the Fund's investment objective.

         Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         At times, a substantial portion of the Fund's assets may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by the Advisor and its affiliates, holds all or a major portion of the securities outstanding. Although the Advisor generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Advisor believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value. In order to enforce its rights in the event of a default under such securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value.

         Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund might not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The Fund may invest without limit in such bonds.

         To the extent the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Advisor's investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

PRIVATE PLACEMENTS

         The Fund may invest in securities that are purchased in private placements and, accordingly, may be subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Advisor believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

STEP COUPON BONDS (STEPS)

         The Fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.

TENDER OPTION BONDS

         A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

         The Fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments, which consist of additional securities, will also be subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

         The Fund may invest in short-term money market instruments as follows:
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposit are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs.

FORWARD COMMITMENTS

         The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses on the sale of forward commitments.

         The Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement, including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


         Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may transfer uninvested cash balances into a joint account, along with cash of other Liberty Funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.


OPTIONS ON SECURITIES

         WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of the Advisor such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

         PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

         The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. For example, if the Fund were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

         When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

         The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

         A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

         Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

FUTURES CONTRACTS AND RELATED OPTIONS

         Subject to applicable law, the Fund may invest without limit in the types of futures contracts and related options identified in the Prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the Fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

         The Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         The Fund does not intend to purchase or sell futures or related options for other than hedging purposes if, as a result, the sum of the initial margin deposits on the Fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's net assets.

         OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts and it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, similar to those described above in connection with the discussion of futures contracts.

         RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge.

         There is no assurance that higher than normal trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a position held by the Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options, (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange, (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume, or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

         Successful use of U.S. Treasury security futures contracts by the Fund is subject to the Advisor's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund would be likely to lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

         There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the Fund has hedged against a decline in the values of high yield corporate securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its high yield corporate securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the high yield corporate securities held in its portfolio.

         INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Fund may also purchase and sell options on index futures contracts.

         There are several risks in connection with the use by the Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

         Successful use of index futures by the Fund is also subject to the Advisor's ability to predict movements in the direction of the market. For example, it is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a profitable position over a short time period.

         OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

         As an alternative to purchasing call and put options on index futures, the Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

         The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant. If the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

ZERO COUPON SECURITIES (ZEROS)

         The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from zero coupon and stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

INVERSE FLOATERS

         Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

         Factors pertaining to the Fund's investment in California Municipal Obligations are set forth in Appendix B--"Special Considerations Relating to California."


                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

         Federal Taxation of the Fund

         The ability of the Fund to qualify for taxation as a regulated investment company under Subchapter M of the Code requires, among other things, that the Fund satisfy income and asset diversification tests, and distribute substantially all its income to its shareholders, as described below. Specifically, in order to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities, or options and futures with respect to stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). The Fund must also satisfy an asset diversification test. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated interment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. Finally, the Fund must distribute to its shareholders with respect to each year at least 90% of the sum of (1) its net tax-exempt interest income and (2) its taxable net investment income (including, generally, taxable interest, dividends and certain other income, less certain expenses, and the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement").

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount at least equal to the sum of 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), plus 100% of any undistributed income from the preceding year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         The Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, the Fund may elect to pay the excise tax liability if it determines that the costs of making an excise tax distribution are greater than the excise tax liability that would be due upon the failure to make such excise tax distribution.

         If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         If at any time when shares of Municipal Preferred are outstanding the Fund does not meet applicable asset coverage requirements, the Fund will be required to suspend distributions to holders of Common Shares until the requisite asset coverage is restored. Any such suspension may cause the Fund to pay the 4% Federal excise tax described above and may prevent the Fund from satisfying the Distribution Requirement. The Fund may redeem shares of Municipal Preferred in an effort to comply with the Distribution Requirement and to avoid the excise tax. See "Description of Municipal Preferred--Dividends."

Federal Taxation of Shareholders

         Dividends and Other Distributions. Prior proposed legislation that was ultimately not enacted would have reinstated a deductible tax (the "Environmental Tax"), imposed through tax years beginning before January 1, 1996, at a rate of 0.12% on a corporation's alternative minimum taxable income (computed without regard to the alternative minimum tax net operating loss deduction) in excess of $2 million. If the Environmental Tax is reinstated, exempt-interest dividends paid by the Fund that are included in a corporate shareholder's alternative minimum taxable income may subject such shareholder to the Environmental Tax. It is not possible for the Fund to predict whether similar legislation might be proposed and enacted in the future. Corporate shareholders should consult with their own tax advisors regarding the likelihood of such legislation and its effect on them.

         As discussed in the Prospectus, exempt-interest dividends attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are, within the meaning of Section 147(a) of the Code, "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. In general, a "substantial user" of a facility includes a "non-exempt person who regularly uses a part of such facility in his trade or business." "Related persons" are in general defined to include persons among whom there exists a relationship, either by family or business, which would result in a disallowance of losses in transactions among them under various provisions of the Code (or if they are members of the same controlled group of corporations under the Code), including a partnership and each of its partners (and their spouses and minor children), an S corporation and each of its shareholders (and their spouses and minor children) and various combinations of these relationships. The foregoing is not a complete statement of all of the provisions of the Code covering the definitions of "substantial user" and "related person." For additional information, investors should consult their tax advisors before investing in Common Shares.

         Any dividend paid by the Fund during January of a given year generally is deemed to have been received by shareholders on December 31 of the preceding year, provided that the dividend actually was declared by the Fund in October, November or December of such preceding year and was payable to shareholders of record on a date in such month.

         All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares may not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of net capital gain) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Common Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         Under Federal tax law in effect at the date of this Prospectus, a shareholder's interest deduction generally will not be disallowed if the average adjusted basis of the shareholder's tax-exempt obligations (including Common Shares) does not exceed two percent of the average adjusted basis of the shareholder's trade or business assets (in the case of most corporations and some individuals) and portfolio investments (in the case of individuals). Prior proposed legislation that was ultimately not enacted would have further limited or repealed this two-percent de minimis exception, which could reduce the total after-tax yield of the Municipal Preferred to investors to whom the de minimis exception would otherwise apply. It is not possible for the Fund to predict whether similar legislation might be proposed and enacted in the future. Shareholders should consult with their own tax advisors regarding the likelihood of such legislation and its effect on them.

         If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         Sales or Redemptions of Shares. From time to time the Fund may make a tender or repurchase offer for its Common Shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all Common Shares, and dispose of all shares of Municipal Preferred, held or considered under Code rules to be held by such shareholder. Shareholders who tender all Common Shares and dispose of all shares of Municipal Preferred held, or considered held, by them will be treated as having sold such shares and generally will realize a capital gain or loss. If, however, a shareholder tenders fewer than all of its Common Shares, or retains a substantial portion of its Municipal Preferred, such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case, there is a remote risk that non-tendering shareholders (including holders of Municipal Preferred) will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Municipal Preferred held by a holder of Municipal Preferred and such holder of Municipal Preferred is treated as having received a taxable dividend upon such redemption, there is a remote risk that holders of Common Shares and non-redeeming holders of Municipal Preferred will be treated as having received taxable distributions from the Fund.

         Foreign Investors. Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net capital gain received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in the Fund.

         The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 2000. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

         The foregoing is a general, abbreviated summary of the provisions of the Code and regulations thereunder presently in effect as they directly govern the taxation of the Fund and owners of Common Shares. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Owners of

Common Shares are advised to consult with their own tax advisors for more detailed information concerning Federal income tax matters.

FOREIGN, STATE AND LOCAL TAX MATTERS

         The exemption from Federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any foreign, state or local taxing authority. Some states exempt from state income tax that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of securities of that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income. Holders of shares of Municipal Preferred are advised to consult with their own tax advisors about foreign, state and local tax matters.

SPECIAL TAX CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

         Information regarding the California tax consequences of investing in the Fund are set forth in Appendix B--"Special Considerations Relating to California."



                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and requires that a notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.


                                    CUSTODIAN

         The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


                             INDEPENDENT ACCOUNTANTS

         ________________ are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The address of ___________________ is ________________________.

                                   APPENDIX A

                             RATINGS OF INVESTMENTS

STANDARD & POOR'S CORPORATION -- A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

LONG TERM DEBT

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2.  Nature of and provisions of the obligation;

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATING

     Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

         The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' debt rating.

C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized.* In the case of certificates of deposit the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

NOTE RATING SYMBOLS ARE AS FOLLOWS:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

SP-3     Speculative capacity to pay principal and interest.

A note rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

COMMERCIAL PAPER

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-l."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

MOODY'S INVESTORS SERVICE, INC.-- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

MUNICIPAL BONDS

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

NOTE: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal, Bal and Bl.

SHORT-TERM LOANS

MIG 1/VMIG 1      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3      This designation denotes favorable quality. All security
                  elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

COMMERCIAL PAPER

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     --Leading market positions in well established industries.

     --High rates of return on funds employed.

     --Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     --Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                                   APPENDIX B

                  SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA

     The Fund's concentration on municipal bonds issued by the State of California (the "State"), its agencies, or its political subdivisions means that investors are subject to risks of default or change in value of the securities making up the Fund deriving from certain unique factors affecting California issuers. The information presented below has been derived from official statements and other public reports of the State, but does not purport to be comprehensive. In addition, the financial strength of local governments in California is not directly related to the State's financial strength, and factors not listed below may affect an individual local government.

     During the early 1990's, the State experienced significant financial difficulties, which reduced its credit standing. The State's finances have improved significantly since 1994, with credit ratings increases since 1996. The ratings of certain related debt of other issuers for which the State has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to the State's credit rating. Should the State's financial condition deteriorate again, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by the State, its agencies or its local governments could be adversely affected.

ECONOMIC FACTORS

     California's economy is the largest among the 50 states and one of the largest in the world. The State's population of almost 34 million represents over 12% of the total United States population. Total personal income in California, at an estimated $902 billion in 1998, accounts for almost 13% of all personal income in the nation. Total employment is over 15 million, the majority of which is in the service, trade and manufacturing sectors.

     From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Employment levels stabilized by late 1993 and pre-recession job levels were reached in 1996. Unemployment has come down to under six percent in June 1999. Economic indicators show a steady and strong recovery underway in California since the start of 1994. The Asian economic crisis starting in 1997 has dampened the State's economic growth, particularly in high technology manufacturing. Several key export industries, such as electronics and aerospace manufacturing, agriculture, and motion picture production, are struggling, due in part to weakness in foreign demand. Conversely, the demand for high technology services, including software, internet applications, and biotechnology, is strong and construction activity continues to surge. Current forecasts predict continued strong growth of the State's economy in 1999, with a slowdown predicted in 2000 and beyond. Any delay or reversal of the recovery may create new shortfalls in State revenues.

CONSTITUTIONAL LIMITATIONS ON TAXES, OTHER CHARGES AND APPROPRIATIONS

     Limitation on Property Taxes. Certain California municipal bonds may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIII A of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIII A limits to one percent of "full cash value" the rate of ad valorem property taxes on real property and generally restricts the increase in the assessed value of real property to two percent per year, except when new construction or a change in ownership occurs (subject to a number of exemptions). Taxing entities may, however, increase the permissible ad valorem tax rate above one percent to pay debt service on voter-approved bonded indebtedness.

     Under Article XIII A, the basic one percent tax rate applies to the assessed value of property, determined as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Although several lawsuits have been filed challenging Proposition 13's acquisition value-based system, it was upheld by the U.S. Supreme Court in 1992.

     Article XIII A also requires the voters of any city, county or special district to approve any "special tax" by a two-thirds vote. Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use.

     Limitations on Other Taxes, Fees and Charges. In November 1996, California voters approved Proposition 218, which added Articles XIII C and XIII D to the State Constitution. These provisions affect significantly the ability of local governments (including special districts) to levy and collect existing and future taxes, assessments, fees and charges.

     Article XIII C requires that all new, extended or increased local taxes be submitted to the electorate before they become effective; taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased, without voter approval, after 1994 and before Proposition 218's approval, must be approved by a majority vote within two years of the date Proposition 218 was approved.

     Article XIII D contains several provisions making it generally more difficult for local governments (including special districts) to levy and maintain "assessments" for municipal services and programs. Article XIII D also contains several provisions affecting "fees" and "charges," defined to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including user fees or charges for a property related service." All new, extended or increased property-related fees and charges must conform to requirements prohibiting, among other things, the generation of revenues exceeding the funds required to provide the property-related service, and the use of the revenues for unrelated purposes. Notice, hearing and protest procedures are provided for levying or increasing fees and charges and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIII D), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

     In addition to the provisions described above, Article XIII C removes limitations on the initiative power in matters of reducing or repealing local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

     The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some credit ratings of California cities and counties have been, and others may be, reduced.

     Appropriations Limits. The State and its local governments are also subject to an annual "appropriations limit" imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIII B prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed on that entity. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds (including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service), but "proceeds of taxes" exclude many State subventions to local governments. Each entity's appropriations limit is adjusted annually to reflect changes in cost of living and population, and transfers of service responsibilities between governmental units.

     Article XIII B does not limit appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds. Among the expenditures not included in the Article XIII B appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, and (3) appropriations for certain capital outlay projects.

     A governmental entity that receives "excess" revenues, measured over a two-year cycle, must dispose of the excess amount. Local governments must return any excess to taxpayers by rate reductions. The State must refund to taxpayers half of any excess, with the other half paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. State appropriations were $5 billion under the limit for fiscal year 1998-99. Local governments may, by voter approval, exceed their spending limits for up to four years.

     Because of the complex nature of Articles XIII A through XIII D of the California Constitution, the ambiguities and possible inconsistencies in their terms, the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California municipal bonds or on the ability of the State or local governments to pay debt service on such California municipal bonds. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles upon the State's or any local government's ability to pay debt service on, or repay, their obligations. Future voter action may also affect the ability of the State or local governments to repay their obligations.

OBLIGATIONS OF THE STATE OF CALIFORNIA

     Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund (the State's principal operating fund) after support of the public school system and public institutions of higher education. As of May 1, 1999, the State had outstanding approximately $19.7 billion of long-term general obligation bonds, $246 million of general obligation commercial paper, and $6.6 billion of lease-purchase debt supported by the General Fund. The State also had about $15.2 billion of authorized and unissued long-term general obligation bonds and lease-purchase debt. In the 1997-98 fiscal year, debt service on general obligation bonds and lease purchase debt was approximately 4.4% of General Fund revenues.

RECENT FINANCIAL RESULTS

     The principal sources of General Fund revenues are the California personal income tax, the sales and use tax, bank and corporation taxes, and the gross premium tax on insurance. The State also maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. Because of the recession and an accumulated budget deficit, no reserve was budgeted in the SFEU from 1992-93 to 1995-96. The California Department of Finance estimates year-end balances in the SFEU of $1.881 billion for 1998-99 and $985 million for 1999-00.

     General. Throughout the 1980's, State spending increased rapidly as the State's population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public and community college school districts. In 1988, Proposition 98 was enacted, which generally guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).

     Recent Budgets. As a result of the severe economic recession from 1990-94 and other factors, the State experienced substantial revenue shortfalls and greater than anticipated social service costs in the early and mid- 1990's. The State accumulated and sustained a budget deficit in the budget reserve, the SFEU, approaching $2.8 billion at its peak on June 30, 1993. The Legislature and Governor agreed on a number of different steps to respond to the adverse financial conditions and produce Budget Acts in the fiscal years 1991- 92 to 1994-95 (although not all of these actions were taken in each year) including:

     -   significant cuts in health and welfare program expenditures;

     - transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

     - transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools; and

     - revenue increases (particularly in the 1991-92 fiscal year budget), most of which were for a short duration.

     A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious that from late spring 1992 until 1994, the State had to rely on issuance of short-term notes which matured in a subsequent fiscal year to finance its ongoing deficit and pay current obligations. For a two-month period in the Summer of 1992, pending adoption of the annual Budget Act, the State was forced to issue registered warrants (IOUs) to some of its suppliers, employees and other creditors. The last of these deficit notes was repaid in April 1996.

     The State's financial condition improved markedly during the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing has occurred over the end of these three fiscal years.

     The State economy grew strongly during the 1995-96 through 1997-98 fiscal years, and the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.4 billion in 1997-98)
than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated.

     FY 1997-98 Budget. In May 1997, the California Supreme Court ruled that the State acted illegally in 1993 and 1994 by using a deferral of payments to the Public Employees Retirement Fund to help balance earlier budgets. In response to this court decision, the Governor ordered an immediate repayment to the Retirement Fund of about $1.228 billion, which substantially "used up" the then-expected additional General Fund revenues for the fiscal year. The 1997-98 Budget Act provided another year of rapidly increasing funding for K-14 public education. Support for higher education units in the State also increased by about six percent. Because of the pension repayment, most other State programs were funded at levels consistent with prior years, and several initiatives had to be dropped. The final results for 1997-98 showed General Fund revenues and transfers of $54.9 billion and expenditures of $52.9 billion.

     Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the federal welfare reform law passed in 1996. The new State program became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid.

     FY 1998-99 Budget. The 1998-99 Budget Act was signed on August 21, 1998. The Budget Act assumed General Fund revenues and transfers in 1998-99 of $57.0 billion. After giving effect to line-item vetoes made by the Governor, the Budget Act authorized spending of about $57.3 billion from the General Fund and $14.7 billion from Special Funds. After enactment of the Budget Act, a number of additional fiscal bills were enacted, but the Administration also raised its estimate of revenues from the 1997-98 fiscal year.

     As has been the case in the last several years, spending on K-12 education increased significantly, by a total of $2.2 billion, with projected per-pupil spending of $5,752. Funding to support higher education was also increased significantly (more than 15% for the University of California and more than 14% for the California State University system). The Budget included some increases in health and welfare programs, including the first increase in the monthly welfare grant in nine years.

     One of the most important elements of the 1998-99 Budget Act was agreement on $1.4 billion of tax cuts. The largest of these is a cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the "VLF"). Starting in 1999, the VLF is reduced by 25%, and then increasing to 67.5%. Because VLF funds are automatically transferred to cities and counties, the new legislation provides for the General Fund to make up the reductions in VLF funds. If State General Fund revenues continue to grow above certain targeted levels in future years, the cut could reach as much as 67.5% by the year 2003. The initial 25% VLF cut will be offset by about $500 million in General Fund money in 1998-99, and $1 billion annually for future years. Other tax cuts in 1998-99 include an increase in the dependent exemption credit for personal income tax filers, restoration of a renter's tax credit for individual taxpayers, and a variety of business tax relief measures. The total cost of these tax cuts (including the VLF cut) is estimated at $1.4 billion in 1998-99.

     The Administration released new projections for the balance of 1998-99 on January 8, 1999 as part of the Governor's Proposed Budget for 1999-00 (the "Governor's Budget"). As a result of somewhat slower economic growth largely due to the Asian economic slowdown, resulting in reduced revenues, and higher health and welfare caseloads than projected, the Administration projected that the SFEU would be reduced to about $600 million as of June 30, 1999. New projections for the balance of 1998-99 were also released on May 14, 1999 as part of the May Revision to the Governor's Proposed Budget for 1999-00 (the "May Revision"). The May Revision revealed that the State's economy was much stronger in late 1998 and into 1999 than the Administration had thought when it made its first 1999-00 Budget Proposal in January 1999. As a result, the May Revision updates 1998-99 General Fund revenues to be about $57.9 billion, almost $1 billion above the 1998-99 Budget Act, and over $1.6 billion above the Administration's January 1999 estimate. This increase is from personal income taxes, reflecting stronger wage employment than previously estimated, and extraordinary growth in capital gain realizations resulting from the stock market's rise. The May Revision projects the SFEU will have a balance of almost $1.9 billion at June 30, 1999.

     Although the Administration projects a budget reserve in the SFEU of about $1.9 billion on June 30, 1999, the General Fund balance on that date also reflects $1.76 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. A July 1996 settlement of litigation over these transactions calls for repayment of these loans over a period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1998-99 Budget Act contained a $250 million appropriation from the General Fund toward this settlement.

     FY 1999-00 Budget. The newly elected Governor, Gray Davis, released his proposed 1999-00 Budget in January 1999. The proposed budget projected somewhat lower General Fund revenues for 1999-00 than earlier projections. The May Revision sharply increased the revenue estimates, by over $2.7 billion, to a total of almost $63.0 billion, which would represent a nine percent increase above 1998-99. The January Governor's Budget proposed $60.5 billion of expenditures in 1999-00, with a $400 million SFEU reserve at June 30, 2000. The budget proposal also contained some education funding initiatives and certain limited initiatives in other areas, but was overall relatively limited by the expectation of smaller revenue gains. In the May Revision, the Governor proposed several additional initiatives to respond to the over $4.3 billion of new revenues over the two years 1997-98 and 1998-99. These include over $1.2 billion more for K-12 education (much of which is mandated by Proposition 98), over $1 billion of infrastructure spending, increases for higher education, public safety, health and welfare and many other programs, but only a small increase in funding to local governments. Total proposed General Fund spending for 1999-00 in the Man Revision is $63.2 billion.

     The Governor also proposed to increase the SFEU to about $1 billion by June 30, 2000, and also proposed to "set aside" about $700 million to pay for future employee pay increases, possible litigation costs, and a possible future VLF tax cut based on the current law. If these moneys are not spent for these purposes, they would increase the SFEU reserve.

     The 1999-00 Budget Act was the first State budget since 1993 to be signed into law by the June 30 deadline. The 1999-00 budget projects General Fund reserves and transfers of almost $63 billion and General Fund expenditures of $63.7 billion. The 1999-00 budget projects a June 30, 2000 balance in the SFEU of $881 million.

     The 1999-00 budget includes Proposition 98 spending of $37.9 billion, a 6.5 percent increase over 1998-99, a $634 million increase in spending for the University of California and California State University systems and for California community colleges, a ten percent reduction in the VLF (resulting in a cumulative 35 percent reduction from 1998 VLF levels), a $1.3 billion increase in capital expenditures for streets and highways, and a 5.5 percent salary increase (effective April 1, 1999) for many state employees.

     Although the State's strong economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

BOND RATINGS

     The ratings on the State's long-term general obligation bonds were reduced in the early 1990's from the "AAA" levels which existed prior to the recession. Beginning in 1996, the three major rating agencies raised their ratings of the State's general obligation bonds, which as of February 1999 were assigned ratings of "A+" from Standard & Poor's, "Aa3" from Moody's and "AA-" from Fitch.

     There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

LEGAL PROCEEDINGS

     The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits also include reductions in welfare payments, the use of certain cigarette tax funds for health costs, and the State's liability for property damage incurred in 1997 floods in Northern California. All of these cases are subject to further proceedings and appeals, and if the State eventually loses, the final remedies may not have to be implemented in one year.



YEAR 2000 PREPARATIONS

     The State and California local governments, along with all other public and private institutions in the nation, face a major challenge to ensure that their computer systems, including microchips embedded into existing machinery, will not fail prior to or at January 1, 2000, which date may not be recognized properly by software utilizing only two digits to identify a year. The State Department of Information Technology ("DOIT"), created in 1995, coordinates activities, provides technical assistance to State agencies and local governments, and reports on the status of remediation efforts by over 100 State departments and agencies.

     In January 1999 DOIT reported that 372 of 564 "mission critical" information technology systems in State government had been remediated (although final testing was continuing in some cases). Of the remaining 192 "mission critical" systems, 54 systems were being retired and 138 were in the remediation process. DOIT also reported that, with respect to embedded systems, State agencies had not yet reported on all facilities, nor had they completed the survey of all facilities. Of the 606 facilities that were reported, remediation was completed in 52 facilities.

     In addition to hardware and software changes, State agencies are preparing business contingency plans in case of computer problems at January 1, 2000, and are actively coordinated with outside agencies, vendors, contractors and others with whom computer data is shared. The State Treasurer (responsible for bond payments) and State Controller (responsible for State fiscal controls) have reported that the systems for bond payments and the State fiscal and accounting system, respectively, were fully remediated by December 31, 1998, and that they are spending 1999 testing and confirming their respective systems.

     The State has expended, and plans to spend, many hundreds of millions of dollars on year 2000 projects, and has set aside tens of millions of dollars in contingency funds to support late-coming needs. There is no survey of local government costs or the overall status of their activities, however. It is likely that larger government agencies are better prepared at this time than smaller ones. Both the State and local governments are preparing emergency plans for year 2000 computer difficulties similar to their normal planning for nature emergencies, such as floods or earthquakes.

OBLIGATIONS OF OTHER ISSUERS

     Other Issuers of California Municipal Obligations. There are a number of State agencies, instrumentalities and political subdivisions that issue municipal obligations, some of which may be conduit revenue obligations that derive payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerable from the credit quality of obligations backed by the full faith and credit of the State.

     State Assistance. Property tax revenues received by local governments declined substantially following passage of Proposition 13. Subsequently, to assist municipal issuers the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies, and the assumption of certain governmental functions by the State. Total local assistance from the State's General Fund was budgeted at approximately 75% of General Fund expenditures in recent years. To reduce State General Fund support for school districts, in 1993-94, the State caused local governments to transfer some of their property tax revenues to school districts, representing the loss of the post-Proposition 13 "bailout" aid. (Litigation has been brought against the State challenging the legality of these property tax revenues shifts.) Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. However, except for agreement in 1997 on a new program for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually), there has been no large-scale reversal of the property tax shift to help local governments.

     To the extent the State is constrained by its Article XIII B appropriations limit (described above), or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. Orange County, which emerged from Federal Bankruptcy Court protection in June 1996, has significantly reduced county services and personnel, and faces strict financial conditions following large investment fund losses in 1994 which resulted in bankruptcy.

     Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the "Welfare-to-Work" programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide "general assistance" for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new welfare system on local governments is still unknown.

     Assessment Bonds. California municipal obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but which is anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long-Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered "indebtedness" requiring voter approval. Such leases, however, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). If abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time challenging the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which reconfirmed the legality of these financing methods.

OTHER CONSIDERATIONS

     The repayment of industrial development bonds and other securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including the risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIII A and XIII B, and only resumed such ratings on a selective basis.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of the state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California municipal obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of the State or local governments to pay the interest on, or repay the principal of, such California municipal obligations.

     Most of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 million in aid after these earthquakes, and neither earthquake is expected to have any long-term negative economic impact. The value of any California municipal obligation held by the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

CALIFORNIA TAX MATTERS

     The following is based upon the advice of Heller Ehrman White & McAuliffe, special California counsel to the Fund.

     The following is a general, abbreviated summary of certain provisions of the applicable California State tax law as presently in effect as it directly governs the taxation of Common Shareholders of the Fund who are either California resident individuals or corporations subject to the California franchise tax. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the Fund.

     The following is based on the assumptions that the Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause distributions of the Fund (to the extent derived by the Fund from interest on California municipal obligations) to qualify as exempt-interest dividends to shareholders for federal and California purposes, and that it will distribute all interest and dividends it receives to the shareholders.

     The Fund will be subject to the California corporate franchise and corporation income tax only if it has a sufficient nexus with California. If it is subject to the California franchise or corporation income tax, the Fund does not expect to pay a material amount of such tax.

     If at the close of each quarter of the Fund's taxable year at least 50% of the value of its total assets consists of obligations that, when held by an individual, pay interest that is exempt from tax by California under California or federal law, then distributions by the Fund that are attributable to interest on any such obligation will not be subject to the California personal income tax. All other distributions, including distributions attributable to dividends and capital gains, will be includable in gross income for purposes of the California personal income tax.

     Interest on "private activity bonds" is not included in an individual's income for purposes of the California alternative minimum tax. In addition, California does not impose personal income tax on Social Security benefits.

     Interest on indebtedness incurred or continued for the purpose of acquiring or maintaining an investment in the Common Shares will not be deductible for purposes of the California personal income tax.

     All distributions of the Fund, regardless of source, to corporate Common Shareholders that are subject to the California corporate franchise tax will be included in gross income for purposes of such tax.

     Gain on the sale, exchange, or other disposition of Common Shares will be subject to the California personal income and corporate franchise tax. Any loss realized by a holder of Common Shares upon the sale of shares held for six months or less may be disallowed to the extent of any exempt interest dividends received with respect to such shares. Moreover, any loss realized upon the sale of Common Shares within 30 days before or after the acquisition of other Common Shares (including through a distribution from the Fund) may be disallowed under the "wash sale" rules.

     Common Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

TAX RATE COMPARISONS

     The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4.75% to 5.50% under the Code and the California state personal income tax law, applying tax rates applicable to individuals for 1998.

                                                 COMBINED                 TAX EXEMPT
             (TAXABLE INCOME*)                 FEDERAL AND
                                                CA STATE          4.75%       5.00%     5.25%         5.50%
  SINGLE RETURN             JOINT RETURN       TAX BRACKET       IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
  -------------             ------------       -----------       ------------------------------------------
      Up to $5,131          Up to $10,262         15.85%          5.64%       5.94%     6.24%         6.54%
  $5,132 - $12,161      $10,263 - $24,322         16.70%          5.70%       6.00%     6.30%         6.60%
 $12,162 - $19,193      $24,323 - $38,386         18.40%          5.82%       6.13%     6.43%         6.74%
 $19,194 - $25,350      $38,387 - $42,350         20.10%          5.94%       6.26%     6.57%         6.88%
 $25,351 - $26,644      $42,351 - $53,288         32.32%          7.02%       7.39%     7.76%         8.13%
 $26,645 - $33,673      $53,289 - $67,346         33.76%          7.17%       7.55%     7.93%         8.30%
 $33,674 - $61,400     $67,347 - $102,300         34.70%          7.27%       7.66%     8.04%         8.42%
$61,401 - $128,100    $102,301 - $155,950         37.42%          7.59%       7.99%     8.39%         8.79%
$128,101 - $278,450   $155,951 - $278,450         41.95%          8.18%       8.61%     9.04%         9.47%
     over $278,450          over $278,450         45.22%          8.67%       9.13%     9.58%        10.04%

---------------------

* Net amount subject to federal and California personal income tax after deductions and exemptions. Although the federal income tax brackets for 1999 have been released, the California personal income tax brackets for 1999 have not been released. Consequently, the table above uses the combined brackets for 1998.

         The above-indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for individual taxpayers with adjusted gross income in excess of $124,500. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $124,500 and joint filers with adjusted gross income in excess of $186,800. The effective tax brackets and equivalent taxable yields of those taxpayers will be higher than those indicated above.

         The combined federal and California tax brackets are calculated using the highest California tax rate applicable within each bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that California taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

         Yields shown are for illustration purposes only and are not meant to represent the Trust's actual yield. No assurance can be given that the Trust will achieve any specific tax-exempt yield. While it is expected that the Trust will invest principally in obligations the interest from which is exempt from the regular federal income tax and California state personal income taxes, other income received by the Trust may be taxable. It should also be noted that the interest earned on certain "private activity bonds," while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax ("AMT"). The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

         The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (1)  Financial Statements:

               Included in Part A

               None

               Included in Part B


               Report of Independent Accountants(2)



               Statement of Assets and Liabilities(2)


     (2)  Exhibits


          (a)(1)    Agreement and Declaration of Trust(1)
          (b)       By-Laws(2)
          (c)       Not applicable
          (d)(1)    To be filed under amendment
          (d)(2)    Form of specimen for the municipal auction rate cumulative preferred shares(2)
          (e)       Dividend Reinvestment Plan(2)
          (f)       Not applicable
          (g)       Management Agreement with ___________________ (2)
          (h)       Form of Underwriting Agreement(2)
          (i)       Not applicable
          (j)       To be filed under amendment

         (k)       To be filed under amendment
         (l)       Opinion and Consent of Ropes & Gray, counsel to Registrant(2)
         (m)       Not applicable
         (n)       Consent of independent accountants(2)
         (o)       Not applicable
         (p)       Not applicable
         (q)       Not applicable


----------------------------------

(1) Incorporated by reference to the Registration Statement filed with the Commission via EDGAR on or about August 11, 1999.



(2)  To be filed under amendment


Item 25.  Marketing Arrangements.

          See Sections _______ of Exhibit (h) of Item 24(2) of this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution.

          The following table sets forth the expenses to be incurred in connection with the Offer described in this Registration Statement:

               Registration fees(2)
               New York Stock Exchange listing fee(2)
               Printing(2)
               Accounting fees and expenses(2)
               Legal fees and expenses(2)
               Underwriters expense reimbursement(2)
               NASD fee(2)
               Miscellaneous(2)
                                                                --------
                    Total (2)                                  $
                                                                ========
(2)  To be filed under amendment

Item 27.  Persons Controlled by or under Common Control with Registrant.

          None.

Item 28.  Number of Holders of Securities

                Title of Class                       Number of Record Holders
                --------------                       ------------------------
                Common Shares of Beneficial Interest            -0-

Item 29.  Indemnification.

          The Agreement and Declaration of Trust, as amended, filed as Exhibit (a)(1) to this Registration Statement provides for indemnification to each of the Registrant's Trustees and officers against all liabilities and expenses incurred in acting as Trustee or officer, except in the case of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustees and officers.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                The Registrant, Colonial Management Associates, Inc. and their respective trustees, directors and officers are insured by a directors and officers/errors and omissions liability policy.

Item 30.  Business and Other Connections of Investment Adviser

          The description of the business of Colonial Management Associates, Inc., the Registrant's Investment Adviser, is set forth under the caption "The Advisor" in the Prospectus forming part of this Registration Statement. The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.

Registrant's investment adviser, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of the fiscal year, December 31, 1998, CASI had four institutional, corporate or other accounts under management or supervision, the market value of which was approximately $227 million. As of the end of the fiscal year, December 31, 1998, Colonial was the investment adviser, sub-adviser and/or administrator to 57 mutual funds, including funds sub-advised by Colonial, the market value of which investment companies was approximately $18,950.90 million.

The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:


(1)                       (2)                       (3)                            (4)
Name and principal
business
addresses*            Affiliation
of officers and       with            Period is through 05/31/99.  Other
directors of          investment      business, profession, vocation or
investment adviser    adviser         employment connection                Affiliation
------------------    ----------      --------------------------------     -----------
Allard, Laurie        V.P.

Archer, Joseph A.     V.P.


Ballou, William J.    V.P.,           Liberty Trusts I through IX          Asst. Sec.
                      Asst.           Colonial High Income
                      Sec.,              Municipal Trust                   Asst. Sec.
                      Counsel         Colonial InterMarket Income
                                         Trust I                           Asst. Sec.
                                      Colonial Intermediate High


                                         Income Fund                       Asst. Sec.
                                      Colonial Investment Grade
                                         Municipal Trust                   Asst. Sec.
                                      Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                      AlphaTrade Inc.                      Asst. Clerk
                                      Liberty Funds Distributor,
                                         Inc.                              Asst. Clerk
                                      Liberty Financial Advisers,
                                         Inc.                              Asst. Sec.
                                      Liberty Funds Group LLC              Asst. Sec.
                                      Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                      Liberty All-Star Equity Fund         Asst. Sec.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

Barron, Suzan M.      V.P.,           Liberty Trusts I through IX          Asst. Sec.
                      Asst.           Colonial High Income
                      Sec.,              Municipal Trust                   Asst. Sec.
                      Counsel         Colonial InterMarket Income
                                         Trust I                           Asst. Sec.
                                      Colonial Intermediate High
                                         Income Fund                       Asst. Sec.
                                      Colonial Investment Grade
                                         Municipal Trust                   Asst. Sec.
                                      Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                      AlphaTrade Inc.                      Asst. Clerk
                                      Liberty Funds Distributor,
                                         Inc.                              Asst. Clerk
                                      Liberty Financial Advisers,
                                         Inc.                              Asst. Sec.
                                      Liberty Funds Group LLC              Asst. Sec.
                                      Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                      Liberty All-Star Equity Fund         Asst. Sec.
                                      Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

Barsketis, Ophelia    Sr.V.P.         Stein Roe & Farnham Incorporated     Snr. V.P.

Berliant, Allan       V.P.

Boatman, Bonny E.     Sr.V.P.;        Colonial Advisory Services,
                      IPC Mbr.           Inc.                              Exec. V.P.

Bunten, Walter        V.P.

Campbell, Kimberly    V.P.

Carnabucci,
  Dominick            V.P.

Carome, Kevin         Sr.V.P.;        Liberty Funds Distributor,
                      IPC Mbr.          Inc.                               Assistant Clerk
                                      Liberty Funds Group LLC              Sr. V.P.
                                      Stein Roe & Farnham
                                        Incorporated                       General Counsel

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      Sr.V.P.


Conlin, Nancy L.    Sr. V.P.;          Liberty Trusts I through IX         Secretary
                    Sec.; Clerk        Colonial High Income
                    IPC Mbr.;            Municipal Trust                   Secretary
                    Dir; Gen.          Colonial InterMarket Income
                    Counsel              Trust I                           Secretary
                                       Colonial Intermediate High
                                         Income Fund                       Secretary
                                       Colonial Investment Grade
                                         Municipal Trust                   Secretary
                                       Colonial Municipal Income
                                         Trust                             Secretary
                                       Liberty Funds Distributor,
                                         Inc.                              Dir.; Clerk
                                       Liberty Funds Services, Inc.        Clerk; Dir.
                                       Liberty Funds Group LLC             V.P.; Gen.
                                                                           Counsel and
                                                                           Secretary
                                       Liberty Variable Investment
                                         Trust                             Secretary

                                       Colonial Advisory Services,
                                         Inc.                              Dir.; Clerk
                                       AlphaTrade Inc.                     Dir.; Clerk
                                       Liberty Financial Advisors,
                                         Inc.                              Dir.; Sec.
                                       Liberty All-Star Equity Fund        Secretary
                                       Liberty All-Star Growth Fund,
                                         Inc.                              Secretary

Connaughton,        V.P.               Liberty Trust I through VIII        CAO; Controller
  J. Kevin                             Liberty Variable Investment
                                         Trust                             CAO; Controller
                                       Colonial High Income
                                         Municipal Trust                   CAO; Controller
                                       Colonial Intermarket Income
                                         Trust I                           CAO; Controller
                                       Colonial Intermediate High
                                         Income Fund                       CAO; Controller
                                       Colonial Investment Grade
                                         Municipal Trust                   CAO; Controller
                                       Colonial Municipal Income
                                         Trust                             CAO; Controller
                                       Liberty All-Star Equity Fund        Controller
                                       Liberty All-Star Growth Fund,
                                         Inc.                              Controller
                                       Liberty Trust IX                    Controller

Daniszewski,        V.P.
 Joseph J.

Dearborn, James     V.P.

Desilets, Marian H. V.P.               Liberty Funds Distributor,
                                         Inc.                              V.P.
                                       Liberty Trust I through IX          Asst. Sec.
                                       Colonial High Income
                                         Municipal Trust                   Asst. Sec.
                                       Colonial Intermarket Income
                                         Trust I                           Asst. Sec.
                                       Colonial Intermediate High
                                         Income Fund                       Asst. Sec.
                                       Colonial Investment Grade

                                         Municipal Trust                   Asst. Sec.
                                       Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                       Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                       Liberty All-Star Equity Fund        Asst. Sec.
                                       Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

DiSilva-Begley,     V.P.               Colonial Advisory Services,         Compliance
  Linda             IPC Mbr.             Inc.                              Officer

Eckelman, Marilyn   Sr.V.P.

Ericson, Carl C.    Sr.V.P.            Colonial Intermediate High
                    IPC Mbr.             Income Fund                       V.P.
                                       Colonial Advisory Services,         Pres.; CEO
                                         Inc.                              and CIO

Evans, C. Frazier   Sr.V.P.            Liberty Funds Distributor,
                                         Inc.                              Mng. Director

Feloney, Joseph L.  V.P.               Colonial Advisory Services,
                    Asst. Treas.         Inc.                              Asst. Treas.
                                       Liberty Funds Group LLC             Asst. Treas.

Finnemore,          Sr.V.P.            Colonial Advisory Services,
  Leslie W.                              Inc.                              Sr. V.P.

Franklin,           Sr. V.P.           AlphaTrade Inc.                     President
  Fred J.           IPC Mbr.           Liberty Financial Companies,        Chief
                                         Inc.                              Compliance Ofcr

Garrison, William   V.P.               Stein Roe & Farnham
                                         Incorporated                      V.P.

Gibson, Stephen E.  Dir.; Pres.;       Liberty Funds Group LLC             Dir.;
                    CEO;                                                   Pres.; CEO;
                    Chairman of                                            Exec. Cmte.
                    the Board;                                             Mbr.; Chm.
                    IPC Mbr.           Liberty Funds Distributor,
                                         Inc.                              Dir.; Chm.
                                       Colonial Advisory Services,
                                         Inc.                              Dir.; Chm.

                                       Liberty Funds Services, Inc.        Dir.; Chm.
                                       AlphaTrade Inc.                     Dir.
                                       Liberty Trusts I through VIII       President
                                       Colonial High Income
                                         Municipal Trust                   President
                                       Colonial InterMarket Income
                                         Trust I                           President
                                       Colonial Intermediate High
                                         Income Fund                       President
                                       Colonial Investment Grade
                                         Municipal Trust                   President
                                       Colonial Municipal Income
                                         Trust                             President
                                       Liberty Financial Advisors,
                                         Inc.                              Director
                                       Stein Roe & Farnham
                                         Incorporated                      Asst. Chairman
                                       Liberty Variable Investment
                                         Trust                             President

Grabowski, Neil     V.P.

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.               Stein Roe Global Capital Mngmt.     Principal

Hartford, Brian     Sr.V.P.

Haynie, James P.    Sr.V.P.            Colonial Advisory Services,
                                         Inc.                              Sr. V.P.

Held, Dorothy       V.P.

Hernon, Mary        V.P.

Hill, William       V.P.               Colonial Advisory Services,
                                         Inc.                              V.P.

Hounsell, Clare     V.P.               Stein Roe & Farnham
                                         Incorporated                      V.P.

Iudice, Jr.         V.P.;              Liberty Funds Group LLC             Controller,
 Philip J.          Controller                                             CAO, Asst.


                    Asst.                                                  Treas.
                    Treasurer          Liberty Funds Distributor,          CFO,
                                         Inc.                              Treasurer
                                       Colonial Advisory Services,         Controller;
                                         Inc.                              Asst. Treas.
                                       AlphaTrade Inc.                     CFO, Treas.
                                       Liberty Financial Advisors,
                                         Inc.                              Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;          Liberty Funds Group LLC             V.P., Treasr.,
                    CFO;                                                   CFO
                    Treasurer          Liberty Trusts I through VIII       Treasr.,CFO
                                       Colonial High Income
                                         Municipal Trust                   Treasr.,CFO
                                       Colonial InterMarket Income
                                         Trust I                           Treasr.,CFO
                                       Colonial Intermediate High
                                         Income Fund                       Treasr.,CFO
                                       Colonial Investment Grade
                                         Municipal Trust                   Treasr.,CFO
                                       Colonial Municipal Income
                                         Trust                             Treasr.,CFO
                                       Colonial Advisory Services,
                                         Inc.                              CFO, Treasr.
                                       Liberty Financial Advisors,
                                         Inc.                              Treasurer
                                       Stein Roe & Farnham
                                         Incorporated                      Snr. V.P.
                                       Liberty Variable Investment
                                         Trust                             Treasurer, CFO
                                       Liberty All-Star Equity Fund        Treasurer
                                       Liberty All-Star Growth Fund,
                                         Inc.                              Treasurer
                                       Liberty Trust IX                    Treasurer

Jansen, Deborah     Sr.V.P.            Stein Roe & Farnham
                                         Incorporated                      Sr. V.P.

Jersild, North      V.P.               Stein Roe & Farnham
                                         Incorporated                      V.P.

Johnson, Gordon     V.P.

Knudsen, Gail E.    V.P.               Liberty Trusts I through IX         Asst. Treas.
                                       Colonial High Income
                                         Municipal Trust                   Asst. Treas.
                                       Colonial InterMarket Income
                                         Trust I                           Asst. Treas.
                                       Colonial Intermediate High
                                         Income Fund                       Asst. Treas.
                                       Colonial Investment Grade
                                         Municipal Trust                   Asst. Treas.
                                       Colonial Municipal Income
                                         Trust                             Asst. Treas.
                                       Liberty Variable Investment
                                         Trust                             Asst. Treas.
                                       Liberty All-Star Equity Fund        Asst. Treas.
                                       Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Treas.
Lapointe, Thomas    V.P.

Lasher, Bennett     V.P.

Lasman, Gary        V.P.

Lennon, John E.     Sr.V.P.            Colonial Advisory Services,
                                         Inc.                              V.P.
Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
   C., Jr.          Sr.V.P.

MacKinnon,
    Donald S.       Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Robert     V.P.

Newman, Maureen     Sr.V.P.

O'Brien, David      Sr.V.P.

Ostrander, Laura    Sr.V.P.            Colonial Advisory Services,
                                         Inc.                              V.P.
Palombo, Joseph R.  Dir.;              Colonial Advisory Services,
                    Exe.V.P.;            Inc.                              Dir.
                    IPC Mbr.;          Colonial High Income

                                         Municipal Trust                   V.P.
                                       Colonial InterMarket
                                         Income Trust I                    V.P.
                                       Colonial Intermediate High
                                         Income Fund                       V.P.
                                       Colonial Investment Grade
                                         Municipal Trust                   V.P.
                                       Colonial Municipal Income
                                         Trust                             V.P.
                                       Liberty Trusts I through IX         V.P.
                                       Liberty Funds Services, Inc.        Director
                                       Liberty Funds Group LLC             CAO; Ex. V.P.
                                       Liberty Funds Distributor,
                                         Inc.                              Director
                                       AlphaTrade Inc.                     Director
                                       Liberty Financial Advisors,
                                         Inc.                              Director
                                       Stein Roe & Farnham
                                         Incorporated                      Exec. V.P.
                                       Liberty Variable Investment
                                         Trust                             V.P.
                                       Liberty All-Star Equity Fund        V.P.
                                       Liberty All-Star Growth Fund,
                                         Inc.                              V.P.

Peishoff, William   V.P.

Peterson, Ann T.    V.P.               Colonial Advisory Services,
                                         Inc.                              V.P.
Pielech, Mitchell   V.P.

Pope, David         V.P.

Rao, Gita           Sr.V.P.

Reading, John       V.P.;              Liberty Funds Services, Inc.        Asst. Clerk
                    Asst.              Liberty Funds Group LLC             Asst. Sec.
                    Sec.;              Colonial Advisory Services,
                    Asst.                Inc.                              Asst. Clerk
                    Clerk and          Liberty Funds Distributor,
                    Counsel              Inc.                              Asst. Clerk
                                       AlphaTrade Inc.                     Asst. Clerk
                                       Liberty Trusts I through IX         Asst. Sec.
                                       Colonial High Income
                                         Municipal Trust                   Asst. Sec.
                                       Colonial InterMarket Income
                                         Trust I                           Asst. Sec.


                                       Colonial Intermediate High
                                         Income Fund                       Asst. Sec.
                                       Colonial Investment Grade
                                         Municipal Trust                   Asst. Sec.
                                       Colonial Municipal Income
                                         Trust                             Asst. Sec.
                                       Liberty Financial Advisors,
                                         Inc.                              Asst. Sec.
                                       Liberty Variable Investment
                                         Trust                             Asst. Sec.
                                       Liberty All-Star Equity Fund        Asst. Sec.
                                       Liberty All-Star Growth Fund,
                                         Inc.                              Asst. Sec.

Rega, Michael       V.P.               Colonial Advisory Services,
                                         Inc.                              V.P.
Salopek, Steven     V.P.               Stein Roe & Farnham
                                         Incorporated                      V.P.

Schermerhorn, Scott Sr. V.P.

Seibel, Sandra L.   V.P.               Colonial Advisory Services,
                                         Inc.                              V.P.

Shields, Yvonne     V.P.               Stein Roe & Farnham
                                         Incorporated                      V.P.

Smalley, Greg       V.P.

Spanos, Gregory J.  Sr. V.P.           Colonial Advisory Services,
                                         Inc.                              Exec. V.P.

Stevens, Richard    V.P.               Colonial Advisory Services,
                                         Inc.                              V.P.

Stoeckle, Mark      Sr.V.P.            Colonial Advisory Services,
                                         Inc.                              V.P.

Swayze, Gary        Sr.V.P.

Thomas, Ronald      V.P.

Wallace, John       V.P.               Colonial Advisory Services,
                    Asst.Treas.          Inc.                              Asst. Treas.
                                       Liberty Funds Group LLC             Asst. Treas.
Ware, Elizabeth M.  V.P.

Wiley, Christine    V.P.

Wiley, Peter        V.P.

-----------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 31.  Location of Accounts and Records

          To be filed under amendment

Item 32.  Management Services

          Not Applicable

Item 33.  Undertakings

          (1) The Registrant hereby undertakes to suspend the offering of its common shares of beneficial interest until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

          (2) Not Applicable

          (3) Not Applicable

          (4) Not Applicable

          (5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective.

              (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

              (c) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 9th day of September, 1999.



                   PREMIER CALIFORNIA MUNICIPAL INCOME FUND



                         By: /s/ STEPHEN E. GIBSON
                             ---------------------
                             Stephen E. Gibson
                             President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                         DATE
----------                    -----                         ----




/s/ STEPHEN E. GIBSON          President (chief              September 9, 1999
----------------------         executive officer)
Stephen E. Gibson





/s/ J. KEVIN CONNAUGHTON       Controller and Chief          September 9, 1999
------------------------       Accounting Officer
J. Kevin Connaughton





/s/ TIMOTHY J. JACOBY          Treasurer and Chief           September 9, 1999
------------------------       Financial Officer
Timothy J. Jacoby

ROBERT J. BIRNBAUM*             Trustee
-------------------
Robert J. Birnbaum


TOM BLEASDALE*                  Trustee
--------------
Tom Bleasdale


JOHN CARBERRY*                  Trustee
--------------
John Carberry


LORA S. COLLINS*                Trustee
----------------
Lora S. Collins


JAMES E. GRINNELL*              Trustee
------------------
James E. Grinnell


RICHARD W. LOWRY*               Trustee              By:*/s/ WILLIAM J. BALLOU
-----------------                                    --------------------------
Richard W. Lowry                                          William J. Ballou
                                                            Attorney-in-fact
                                                            For each Trustee
SALVATORE MACERA*               Trustee                     September 9, 1999
-----------------
Salvatore Macera


WILLIAM E. MAYER*               Trustee
-----------------
William E. Mayer


JAMES L. MOODY, JR. *           Trustee
---------------------
James L. Moody, Jr.


JOHN J. NEUHAUSER*              Trustee
------------------
John J. Neuhauser


THOMAS E. STITZEL*              Trustee
------------------
Thomas E. Stitzel


ROBERT L. SULLIVAN*             Trustee
-------------------
Robert L. Sullivan


ANNE-LEE VERVILLE*              Trustee
------------------
Anne-Lee Verville

                                  EXHIBIT INDEX



          None